UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 29, 2016

*	This Form N-Q pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. Each remaining series of the Registrant has a fiscal year end other than May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	14,728,251	$77,323,319
MFS Emerging Markets Equity Fund - Class R5	1,342,183	30,722,566
MFS Global Real Estate Fund - Class R5	5,427,047	78,420,833
MFS Growth Fund - Class R5	2,895,345	200,299,980
MFS International Growth Fund - Class R5	5,032,640	123,098,373
MFS International New Discovery Fund - Class R5	2,311,843	61,772,453
MFS International Value Fund - Class R5	3,742,615	123,281,739
MFS Mid Cap Growth Fund - Class R5	11,389,851	154,901,973
MFS Mid Cap Value Fund - Class R5	8,648,640	156,194,432
MFS New Discovery Fund - Class R5 (a)	1,776,016	38,539,541
MFS New Discovery Value Fund - Class R5	3,420,574	39,165,573
MFS Research Fund - Class R5	4,086,349	138,976,723
MFS Research International Fund - Class R5	8,618,610	121,780,954
MFS Value Fund - Class R5	6,400,406	201,676,780
Total Underlying Affiliated Funds		$1,546,155,239

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	441,781	$441,781
Total Investments		$1,546,597,020

Other Assets, Less Liabilities - 0.0%		262,624
Net Assets - 100.0%		$1,546,859,644

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,546,597,020	$—	$—	$1,546,597,020

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,237,897,240
Gross unrealized appreciation	360,447,825
Gross unrealized depreciation	(51,748,045)
Net unrealized appreciation (depreciation)	$308,699,780

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	12,763,236	2,917,792	(952,777)	14,728,251
MFS Emerging Markets Equity Fund	1,179,755	222,051	(59,623)	1,342,183
MFS Global Real Estate Fund	5,418,570	597,196	(588,719)	5,427,047
MFS Growth Fund	3,066,893	137,590	(309,138)	2,895,345
MFS Institutional Money Market Portfolio	47	49,859,054	(49,417,320)	441,781
MFS International Growth Fund	4,992,818	274,056	(234,234)	5,032,640
MFS International New Discovery Fund	2,358,109	70,080	(116,346)	2,311,843
MFS International Value Fund	3,893,917	194,701	(346,003)	3,742,615
MFS Mid Cap Growth Fund	11,519,953	633,943	(764,045)	11,389,851
MFS Mid Cap Value Fund	8,278,384	709,502	(339,246)	8,648,640
MFS New Discovery Fund	1,659,968	211,712	(95,664)	1,776,016
MFS New Discovery Value Fund	3,309,705	300,116	(189,247)	3,420,574
MFS Research Fund	4,010,437	314,894	(238,982)	4,086,349
MFS Research International Fund	7,946,341	803,427	(131,158)	8,618,610
MFS Value Fund	6,437,302	416,029	(452,925)	6,400,406

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(3,481,057)	$—	$367,088	$77,323,319
MFS Emerging Markets Equity Fund	235,004	—	166,951	30,722,566
MFS Global Real Estate Fund	980,993	4,059,227	1,886,680	78,420,833
MFS Growth Fund	6,554,462	7,654,475	—	200,299,980
MFS Institutional Money Market Portfolio	—	—	696	441,781
MFS International Growth Fund	573,174	79,897	1,494,549	123,098,373
MFS International New Discovery Fund	538,144	—	824,070	61,772,453
MFS International Value Fund	1,825,037	2,303,022	2,150,888	123,281,739
MFS Mid Cap Growth Fund	5,580,324	4,362,089	—	154,901,973
MFS Mid Cap Value Fund	1,355,789	6,515,704	1,080,469	156,194,432
MFS New Discovery Fund	1,281,337	—	—	38,539,541
MFS New Discovery Value Fund	226,410	1,061,474	252,690	39,165,573
MFS Research Fund	1,966,799	8,584,386	1,605,227	138,976,723
MFS Research International Fund	352,579	—	2,661,190	121,780,954
MFS Value Fund	1,704,252	7,738,730	3,426,581	201,676,780

	$19,693,247	$42,359,004	$15,917,079	$1,546,597,020

4

QUARTERLY REPORT

February 29, 2016

MFS® CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	6,409,404	$58,710,139
MFS Commodity Strategy Fund - Class R5 (v)	5,455,000	28,638,749
MFS Emerging Markets Debt Fund - Class R5	6,418,067	88,761,863
MFS Emerging Markets Debt Local Currency Fund - Class R5	9,365,943	58,818,124
MFS Global Bond Fund - Class R5	17,418,002	148,923,916
MFS Global Real Estate Fund - Class R5	2,015,579	29,125,111
MFS Government Securities Fund - Class R5	29,098,827	295,644,086
MFS Growth Fund - Class R5	2,446,125	169,222,894
MFS High Income Fund - Class R5	47,077,810	145,941,212
MFS Inflation-Adjusted Bond Fund - Class R5	28,732,808	297,097,232
MFS International Growth Fund - Class R5	2,312,329	56,559,566
MFS International Value Fund - Class R5	1,743,834	57,441,898
MFS Limited Maturity Fund - Class R5	49,222,971	292,876,675
MFS Mid Cap Growth Fund - Class R5	8,264,699	112,399,898
MFS Mid Cap Value Fund - Class R5	6,300,919	113,794,595
MFS New Discovery Fund - Class R5 (a)	1,250,758	27,141,454
MFS New Discovery Value Fund - Class R5	2,491,259	28,524,916
MFS Research Fund - Class R5	5,004,212	170,193,296
MFS Research International Fund - Class R5	7,742,371	109,399,701
MFS Total Return Bond Fund - Class R5	41,673,412	442,571,639
MFS Value Fund - Class R5	5,451,532	171,777,767
Total Underlying Affiliated Funds		$2,903,564,731

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	196	$196
Total Investments		$2,903,564,927

Other Assets, Less Liabilities - 0.0%		1,010,535
Net Assets - 100.0%		$2,904,575,462

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,903,564,927	$—	$—	$2,903,564,927

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,648,756,583
Gross unrealized appreciation	317,731,834
Gross unrealized depreciation	(62,923,490)
Net unrealized appreciation (depreciation)	$254,808,344

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,409,841	217,351	(217,788)	6,409,404
MFS Commodity Strategy Fund	4,471,200	1,006,272	(22,472)	5,455,000
MFS Emerging Markets Debt Fund	6,220,237	372,696	(174,866)	6,418,067
MFS Emerging Markets Debt Local Currency Fund	8,078,033	1,391,140	(103,230)	9,365,943
MFS Global Bond Fund	17,788,401	818,286	(1,188,685)	17,418,002
MFS Global Real Estate Fund	1,886,935	226,235	(97,591)	2,015,579
MFS Government Securities Fund	30,204,411	1,084,540	(2,190,124)	29,098,827
MFS Growth Fund	2,461,109	178,873	(193,857)	2,446,125
MFS High Income Fund	43,550,918	4,003,111	(476,219)	47,077,810
MFS Inflation-Adjusted Bond Fund	29,223,178	1,061,905	(1,552,275)	28,732,808
MFS Institutional Money Market Portfolio	34	51,765,589	(51,765,427)	196
MFS International Growth Fund	2,170,563	181,625	(39,859)	2,312,329
MFS International Value Fund	1,689,886	110,314	(56,366)	1,743,834
MFS Limited Maturity Fund	51,033,287	1,051,562	(2,861,878)	49,222,971
MFS Mid Cap Growth Fund	8,009,695	648,544	(393,540)	8,264,699
MFS Mid Cap Value Fund	5,758,898	639,075	(97,054)	6,300,919
MFS New Discovery Fund	1,154,880	144,668	(48,790)	1,250,758
MFS New Discovery Value Fund	2,300,540	244,148	(53,429)	2,491,259
MFS Research Fund	4,649,810	538,052	(183,650)	5,004,212
MFS Research International Fund	6,909,703	915,064	(82,396)	7,742,371
MFS Total Return Bond Fund	42,124,073	2,046,733	(2,497,394)	41,673,412
MFS Value Fund	5,171,272	467,367	(187,107)	5,451,532

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(188,409)	$—	$425,417	$58,710,139
MFS Commodity Strategy Fund	(71,476)	—	131,960	28,638,749
MFS Emerging Markets Debt Fund	(383,301)	—	3,252,512	88,761,863
MFS Emerging Markets Debt Local Currency Fund	(182,240)	—	2,228,341	58,818,124
MFS Global Bond Fund	(2,583,118)	—	2,056,583	148,923,916
MFS Global Real Estate Fund	(53,298)	1,346,707	772,233	29,125,111
MFS Government Securities Fund	(942,851)	—	5,383,323	295,644,086
MFS Growth Fund	1,257,712	6,408,211	—	169,222,894
MFS High Income Fund	(164,407)	—	6,582,075	145,941,212
MFS Inflation-Adjusted Bond Fund	(1,818,662)	—	2,082,639	297,097,232
MFS Institutional Money Market Portfolio	—	—	509	196
MFS International Growth Fund	(10,359)	35,621	666,525	56,559,566
MFS International Value Fund	47,426	1,031,611	963,465	57,441,898
MFS Limited Maturity Fund	(1,045,133)	—	3,210,178	292,876,675
MFS Mid Cap Growth Fund	473,079	3,152,243	—	112,399,898
MFS Mid Cap Value Fund	9,324	4,687,996	777,388	113,794,595
MFS New Discovery Fund	34,435	—	—	27,141,454
MFS New Discovery Value Fund	12,740	764,444	181,981	28,524,916
MFS Research Fund	169,025	10,330,378	1,931,716	170,193,296
MFS Research International Fund	(22,073)	—	2,365,999	109,399,701
MFS Total Return Bond Fund	(841,701)	1,679,298	10,872,552	442,571,639
MFS Value Fund	53,947	6,426,054	2,791,054	171,777,767

	$(6,249,340)	$35,862,563	$46,676,450	$2,903,564,927

4

QUARTERLY REPORT

February 29, 2016

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.3%
Airlines - 0.2%
Copa Holdings S.A., “A” (l)	24,293	$1,483,331

Alcoholic Beverages - 1.6%
AmBev S.A., ADR	1,825,418	$7,922,314
SABMiller PLC	48,761	2,833,053

		$10,755,367
Apparel Manufacturers - 3.0%
Belle International Holdings Ltd.	3,425,000	$2,237,599
Global Brands Group Holding Ltd. (a)	61,452,000	7,268,639
Stella International Holdings	4,376,500	10,769,564

		$20,275,802
Automotive - 2.0%
Bajaj Auto Ltd.	37,820	$1,216,652
Ford Otomotiv Sanayi A.S.	476,674	5,610,483
Kia Motors Corp.	183,394	6,861,514

		$13,688,649
Brokerage & Asset Managers - 1.4%
BM&F Bovespa S.A.	1,038,690	$3,005,710
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	253,300	2,390,724
Hong Kong Exchanges & Clearing Ltd.	182,900	3,965,183

		$9,361,617
Business Services - 3.1%
Cognizant Technology Solutions Corp., “A” (a)	239,381	$13,639,929
Tata Consultancy Services Ltd.	221,227	7,037,880

		$20,677,809
Cable TV - 1.4%
Naspers Ltd.	76,290	$9,061,721

Computer Software - Systems - 3.8%
EPAM Systems, Inc. (a)	59,925	$4,097,672
Globant S.A. (a)(l)	190,714	5,883,527
Hon Hai Precision Industry Co. Ltd.	5,536,950	12,971,330
Linx S.A.	228,000	2,640,236

		$25,592,765
Conglomerates - 0.8%
First Pacific Co. Ltd.	7,805,250	$5,423,653

Construction - 1.7%
Techtronic Industries Co. Ltd.	2,988,500	$11,477,097

Consumer Products - 3.9%
Colgate-Palmolive (India) Ltd.	81,023	$971,447
Dabur India Ltd.	2,107,869	7,305,533
Hengan International Group Co. Ltd.	1,503,500	11,897,638
LG Household & Health Care Ltd.	8,426	5,903,944

		$26,078,562

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 0.4%
Localiza Rent a Car S.A.	406,938	$2,329,819

Electronics - 10.4%
Largan Precision Co. Ltd.	81,000	$6,090,464
Samsung Electronics Co. Ltd.	17,869	16,986,704
Taiwan Semiconductor Manufacturing Co. Ltd.	10,316,695	46,436,229

		$69,513,397
Energy - Independent - 3.4%
China Shenhua Energy Co. Ltd.	3,426,000	$4,798,214
Coal India Ltd.	1,930,751	8,796,815
Gran Tierra Energy, Inc. (a)	2,512,338	5,941,967
Ultrapar Participacoes S.A.	194,240	3,040,177

		$22,577,173
Energy - Integrated - 2.1%
LUKOIL PJSC, ADR	404,320	$14,247,131

Engineering - Construction - 0.4%
Mills Estruturas e Servicos de Engenharia S.A. (a)	870,842	$507,470
Promotora y Operadora de Infraestructura S.A.B. de C.V.	212,771	2,469,458

		$2,976,928
Food & Beverages - 4.3%
AVI Ltd.	1,477,745	$7,131,693
BRF S.A.	342,510	4,384,210
Grupo Lala S.A.B. de C.V.	984,543	2,306,318
M. Dias Branco S.A. Industria e Comercio de Alimentos	88,420	1,396,911
Tingyi (Cayman Islands) Holding Corp.	6,118,000	5,765,576
Want Want China Holdings Ltd.	11,526,000	7,631,591

		$28,616,299
Food & Drug Stores - 3.0%
Clicks Group Ltd.	1,024,614	$5,972,826
Dairy Farm International Holdings Ltd.	717,300	4,418,568
E-Mart Co. Ltd.	13,242	1,884,525
Magnit OJSC	55,590	7,859,810

		$20,135,729
Forest & Paper Products - 0.3%
Fibria Celulose S.A.	208,007	$2,279,217

Furniture & Appliances - 0.5%
Coway Co. Ltd.	39,307	$3,098,918

General Merchandise - 2.8%
PriceSmart, Inc.	53,195	$4,109,846
Robinsons Retail Holdings, Inc.	795,814	1,025,939
S.A.C.I. Falabella	855,163	5,486,664
Walmart de Mexico S.A.B. de C.V.	1,253,464	2,952,174
Woolworths Ltd.	998,421	5,083,340

		$18,657,963

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.6%
OdontoPrev S.A.	755,571	$1,909,837
Qualicorp S.A.	561,161	1,799,941

		$3,709,778
Insurance - 4.4%
AIA Group Ltd.	2,244,400	$11,427,821
BB Seguridade Participacoes S.A.	575,546	3,457,103
Brasil Insurance Participacoes e Administracao S.A.	56,305	299,645
Cathay Financial Holding Co. Ltd.	5,140,550	5,718,724
Samsung Fire & Marine Insurance Co. Ltd.	35,256	8,637,962

		$29,541,255
Internet - 9.0%
51job, Inc., ADR (a)	231,950	$6,448,210
Alibaba Group Holding Ltd., ADR (a)	308,520	21,229,261
Baidu, Inc., ADR (a)	38,735	6,717,424
NAVER Corp.	23,640	10,913,074
Tencent Holdings Ltd.	840,300	15,301,485

		$60,609,454
Machinery & Tools - 0.3%
TK Corp.	255,683	$1,856,581

Major Banks - 2.2%
BOC Hong Kong Holdings Ltd.	2,408,500	$6,245,986
Industrial & Commercial Bank of China, “H”	17,528,000	8,677,553

		$14,923,539
Metals & Mining - 1.1%
Grupo Mexico S.A.B. de C.V., “B”	1,474,958	$3,103,676
Iluka Resources Ltd.	829,389	3,961,331

		$7,065,007
Natural Gas - Distribution - 1.6%
China Resources Gas Group Ltd.	4,026,000	$10,507,492

Oil Services - 0.5%
Lamprell PLC (a)	2,617,083	$3,569,736

Other Banks & Diversified Financials - 17.1%
Banco Santander Chile, ADR	144,463	$2,483,319
Bancolombia S.A., ADR	162,631	4,891,940
CAR, Inc. (a)	810,000	924,756
China Construction Bank	31,587,490	18,530,882
Credicorp Ltd.	40,501	4,748,337
E.Sun Financial Holding Co. Ltd.	8,895,409	4,583,567
First Gulf Bank PJSC	741,623	2,574,344
FirstRand Ltd.	1,695,951	4,702,734
Grupo Financiero Banorte S.A. de C.V.	897,168	4,533,841
Grupo Financiero Inbursa S.A. de C.V.	2,013,888	3,596,784
Housing Development Finance Corp. Ltd.	1,134,644	17,616,412
Kasikornbank Co. Ltd.	1,577,700	7,682,598
Kasikornbank PLC, NVDR	82,000	392,394
Komercni Banka A.S. (a)	16,859	3,133,353
Kotak Mahindra Bank Ltd.	619,252	5,705,173

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
PT Bank Central Asia Tbk.	1,106,000	$1,115,869
Public Bank Berhad	1,672,751	7,351,353
Sberbank of Russia (a)	1,765,512	2,508,429
Shinhan Financial Group Co. Ltd.	217,265	6,652,669
Shriram Transport Finance Co. Ltd.	621,931	7,321,834
Turkiye Sinai Kalkinma Bankasi A.S.	4,535,700	2,455,845
Union National Bank	1,035,617	1,043,216

		$114,549,649
Pharmaceuticals - 1.8%
Genomma Lab Internacional S.A., “B” (a)	6,101,480	$3,994,736
Sun Pharmaceutical Industries Ltd.	670,111	8,362,554

		$12,357,290
Railroad & Shipping - 0.4%
Diana Shipping, Inc. (a)	742,968	$1,879,709
Pacific Basin Shipping Ltd.	7,516,138	985,653

		$2,865,362
Real Estate - 2.3%
Aldar Properties PJSC	7,414,451	$5,046,522
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	3,199,381	2,493,505
Hang Lung Properties Ltd.	3,953,000	6,932,190
Prologis Property Mexico S.A. de C.V., REIT	714,657	1,043,407

		$15,515,624
Restaurants - 1.0%
Alsea S.A.B. de C.V.	788,203	$2,965,000
Jollibee Foods Corp.	871,880	4,015,599

		$6,980,599
Specialty Chemicals - 0.8%
PTT Global Chemical PLC	3,388,500	$5,111,756

Specialty Stores - 0.3%
Vipshop Holdings Ltd., ADR (a)	182,930	$2,032,352

Telephone Services - 0.9%
Hellenic Telecommunications Organization S.A.	398,981	$3,304,058
PT XL Axiata Tbk (a)	9,948,500	2,901,522

		$6,205,580
Tobacco - 1.8%
PT Gudang Garam Tbk	1,298,400	$6,185,169
PT Hanjaya Mandala Sampoerna Tbk	700,500	5,759,795

		$11,944,964
Trucking - 0.8%
Emergent Capital, Inc.	717,402	$5,385,983

Utilities - Electric Power - 0.9%
Alupar Investimento S.A., IEU	126,396	$396,920
CESC Ltd.	921,837	5,890,057

		$6,286,977
Total Common Stocks		$659,327,925

4

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price		First Exercise	Number of Shares	Value ($)

Warrants - 0.4%
Deutsche Bank AG (Union National Bank - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)			5/15/17	2,952,797	$2,974,648

Rights - 0.0%
Engineering - Construction - 0.0%
Mills Estruturas e Servicos de Engenharia S.A. (.3779 shares for 1 right) (a)	BRL	2.63	5/2/16	329,067	$1,639
				Shares/Par
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)				3,278,718	$3,278,718

Collateral for Securities Loaned - 0.7%
Navigator Securities Lending Prime Portfolio, 0.49%, at Net Asset Value (j)				4,317,566	$4,317,566
Total Investments					$669,900,496

Other Assets, Less Liabilities - 0.1%					669,762
Net Assets - 100.0%					$670,570,258

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,974,648, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$73,154,300	$49,545,733	$—	$122,700,033
Taiwan	—	75,800,314	—	75,800,314
India	43,811,130	26,413,227	—	70,224,357
Hong Kong	30,374,614	38,539,740	—	68,914,354
South Korea	15,477,986	47,317,905	—	62,795,891
Brazil	37,761,873	—	—	37,761,873
South Africa	27,249,580	10,088,717	—	37,338,297
Mexico	29,458,899	—	—	29,458,899
Russia	—	24,615,370	—	24,615,370
Other Countries	107,804,911	24,889,913	—	132,694,824
Mutual Funds	7,596,284	—	—	7,596,284
Total Investments	$372,689,577	$297,210,919	$—	$669,900,496

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $74,620,948 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $29,844,035 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$795,832,186
Gross unrealized appreciation	45,046,326
Gross unrealized depreciation	(170,978,016)
Net unrealized appreciation (depreciation)	$(125,931,690)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,938,516	156,429,857	(164,089,655)	3,278,718

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,982	$3,278,718

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2016 are as follows:

China	18.4%
Taiwan	11.3%
India	10.5%
Hong Kong	10.3%
South Korea	9.4%
Brazil	5.7%
South Africa	5.6%
Mexico	4.4%
United States	4.2%
Other Countries	20.2%

7

QUARTERLY REPORT

February 29, 2016

MFS® GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	5,395,361	$49,421,504
MFS Commodity Strategy Fund - Class R5 (v)	36,088,802	189,466,212
MFS Emerging Markets Debt Fund - Class R5	10,817,732	149,609,227
MFS Emerging Markets Debt Local Currency Fund - Class R5	15,706,575	98,637,290
MFS Emerging Markets Equity Fund - Class R5	2,037,011	46,627,180
MFS Global Bond Fund - Class R5	11,715,041	100,163,604
MFS Global Real Estate Fund - Class R5	10,296,470	148,783,995
MFS Growth Fund - Class R5	7,658,077	529,785,775
MFS High Income Fund - Class R5	79,269,547	245,735,594
MFS Inflation-Adjusted Bond Fund - Class R5	24,167,989	249,897,011
MFS International Growth Fund - Class R5	9,859,888	241,172,872
MFS International New Discovery Fund - Class R5	3,619,782	96,720,584
MFS International Value Fund - Class R5	7,405,316	243,931,092
MFS Mid Cap Growth Fund - Class R5	31,771,521	432,092,687
MFS Mid Cap Value Fund - Class R5	24,223,797	437,481,767
MFS New Discovery Fund - Class R5 (a)	4,236,576	91,933,699
MFS New Discovery Value Fund - Class R5	8,500,664	97,332,598
MFS Research Fund - Class R5	11,397,992	387,645,692
MFS Research International Fund - Class R5	22,990,398	324,854,325
MFS Total Return Bond Fund - Class R5	14,033,455	149,035,295
MFS Value Fund - Class R5	17,069,457	537,858,604
Total Underlying Affiliated Funds		$4,848,186,607

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	101	$101
Total Investments		$4,848,186,708

Other Assets, Less Liabilities - 0.0%		379,844
Net Assets - 100.0%		$4,848,566,552

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/16 (unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,848,186,708	$—	$—	$4,848,186,708

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,213,538,595
Gross unrealized appreciation	838,913,822
Gross unrealized depreciation	(204,265,709)
Net unrealized appreciation (depreciation)	$634,648,113

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,637,356	114,264	(356,259)	5,395,361
MFS Commodity Strategy Fund	31,121,237	5,016,212	(48,647)	36,088,802
MFS Emerging Markets Debt Fund	10,954,051	532,567	(668,886)	10,817,732
MFS Emerging Markets Debt Local Currency Fund	14,105,658	1,850,425	(249,508)	15,706,575
MFS Emerging Markets Equity Fund	1,808,868	231,408	(3,265)	2,037,011
MFS Global Bond Fund	12,437,209	422,660	(1,144,828)	11,715,041
MFS Global Real Estate Fund	9,897,051	1,002,250	(602,831)	10,296,470
MFS Growth Fund	7,957,621	296,849	(596,393)	7,658,077
MFS High Income Fund	76,681,506	4,915,969	(2,327,928)	79,269,547
MFS Inflation-Adjusted Bond Fund	25,665,371	595,983	(2,093,365)	24,167,989
MFS Institutional Money Market Portfolio	23	35,590,089	(35,590,011)	101
MFS International Growth Fund	9,602,228	329,770	(72,110)	9,859,888
MFS International New Discovery Fund	3,621,848	71,589	(73,655)	3,619,782
MFS International Value Fund	7,489,296	312,361	(396,341)	7,405,316
MFS Mid Cap Growth Fund	31,881,913	1,164,600	(1,274,992)	31,771,521
MFS Mid Cap Value Fund	22,849,888	1,501,583	(127,674)	24,223,797
MFS New Discovery Fund	4,090,173	273,101	(126,698)	4,236,576
MFS New Discovery Value Fund	8,119,017	472,110	(90,463)	8,500,664
MFS Research Fund	10,926,376	832,561	(360,945)	11,397,992
MFS Research International Fund	21,401,693	1,643,628	(54,923)	22,990,398
MFS Total Return Bond Fund	14,797,728	584,062	(1,348,335)	14,033,455
MFS Value Fund	16,694,340	1,004,670	(629,553)	17,069,457

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(252,984)	$—	$369,165	$49,421,504
MFS Commodity Strategy Fund	(3,715)	—	864,647	189,466,212
MFS Emerging Markets Debt Fund	(733,961)	—	5,659,273	149,609,227
MFS Emerging Markets Debt Local Currency Fund	(469,119)	—	3,830,134	98,637,290
MFS Emerging Markets Equity Fund	26,827	—	253,429	46,627,180
MFS Global Bond Fund	(1,850,160)	—	1,432,602	100,163,604
MFS Global Real Estate Fund	607,457	7,549,589	3,508,158	148,783,995
MFS Growth Fund	11,747,881	20,383,313	—	529,785,775
MFS High Income Fund	(154,290)	—	11,412,019	245,735,594
MFS Inflation-Adjusted Bond Fund	(1,422,632)	—	1,807,570	249,897,011
MFS Institutional Money Market Portfolio	—	—	262	101
MFS International Growth Fund	115,266	153,939	2,879,589	241,172,872
MFS International New Discovery Fund	302,384	—	1,280,412	96,720,584
MFS International Value Fund	1,533,085	4,488,210	4,191,727	243,931,092
MFS Mid Cap Growth Fund	9,074,698	12,270,568	—	432,092,687
MFS Mid Cap Value Fund	919,946	18,213,350	3,020,235	437,481,767
MFS New Discovery Fund	2,190,995	—	—	91,933,699
MFS New Discovery Value Fund	238,403	2,636,949	627,729	97,332,598
MFS Research Fund	2,575,193	23,844,623	4,458,796	387,645,692
MFS Research International Fund	498,976	—	7,075,011	324,854,325
MFS Total Return Bond Fund	297,249	587,772	3,790,404	149,035,295
MFS Value Fund	1,849,554	20,511,636	8,984,472	537,858,604

	$27,091,053	$110,639,949	$65,445,634	$4,848,186,708

4

QUARTERLY REPORT

February 29, 2016

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Emerging Markets Equity Fund - Class R5	18,464,992	$422,663,664
MFS International Growth Fund - Class R5	43,203,560	1,056,759,083
MFS International New Discovery Fund - Class R5	15,821,360	422,746,744
MFS International Value Fund - Class R5	32,129,072	1,058,331,646
MFS Research International Fund - Class R5	89,703,776	1,267,514,352
Total Underlying Affiliated Funds		$4,228,015,489

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	3,135,979	$3,135,979
Total Investments		$4,231,151,468

Other Assets, Less Liabilities - 0.1%		2,283,096
Net Assets - 100.0%		$4,233,434,564

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,231,151,468	$—	$—	$4,231,151,468

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,405,364,559
Gross unrealized appreciation	147,969,608
Gross unrealized depreciation	(322,182,699)
Net unrealized appreciation (depreciation)	$(174,213,091)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	15,762,653	3,135,872	(433,533)	18,464,992
MFS Institutional Money Market Portfolio	2,325,055	158,267,613	(157,456,689)	3,135,979
MFS International Growth Fund	40,943,460	2,799,255	(539,155)	43,203,560
MFS International New Discovery Fund	15,418,399	766,656	(363,695)	15,821,360
MFS International Value Fund	31,960,694	1,661,568	(1,493,190)	32,129,072
MFS Research International Fund	77,845,932	12,307,428	(449,584)	89,703,776

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$530,373	$—	$2,276,798	$422,663,664
MFS Institutional Money Market Portfolio	—	—	4,219	3,135,979
MFS International Growth Fund	3,786,837	668,796	12,510,524	1,056,759,083
MFS International New Discovery Fund	3,938,620	—	5,521,765	422,746,744
MFS International Value Fund	18,639,122	19,270,684	17,997,697	1,058,331,646
MFS Research International Fund	1,807,757	—	26,868,887	1,267,514,352

	$28,702,709	$19,939,480	$65,179,890	$4,231,151,468

3

QUARTERLY REPORT

February 29, 2016

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Aerospace - 1.0%
Rolls-Royce Holdings PLC	4,104,965	$38,252,758

Alcoholic Beverages - 5.7%
AmBev S.A., ADR	4,202,042	$18,236,862
Carlsberg A.S., “B”	534,093	46,038,928
Diageo PLC	2,376,258	61,115,580
Pernod Ricard S.A.	828,664	88,138,333

		$213,529,703
Apparel Manufacturers - 4.4%
Burberry Group PLC	2,058,422	$37,701,347
Kering S.A.	201,770	35,052,661
LVMH Moet Hennessy Louis Vuitton S.A.	566,048	94,303,592

		$167,057,600
Automotive - 0.4%
Guangzhou Automobile Group Co. Ltd., “H”	16,498,000	$14,354,646

Broadcasting - 2.1%
WPP PLC	3,674,514	$77,236,375

Business Services - 9.7%
Accenture PLC, “A”	1,157,354	$116,036,312
Amadeus IT Holding S.A.	938,088	37,675,635
Brenntag AG	868,592	41,997,972
Compass Group PLC	5,678,910	99,391,936
Experian Group Ltd.	1,538,980	25,110,101
Intertek Group PLC	1,085,303	43,845,606

		$364,057,562
Computer Software - 3.5%
Dassault Systems S.A.	452,500	$34,110,948
OBIC Co. Ltd.	663,900	32,863,874
SAP AG	877,012	66,726,810

		$133,701,632
Computer Software - Systems - 1.5%
NICE Systems Ltd., ADR	973,843	$58,352,673

Construction - 0.5%
Toto Ltd.	634,600	$18,165,250

Consumer Products - 4.8%
Hengan International Group Co. Ltd.	2,055,000	$16,261,820
L’Oréal	379,756	63,858,358
Reckitt Benckiser Group PLC	879,436	80,037,805
Uni-Charm Corp.	930,700	20,180,979

		$180,338,962
Containers - 1.0%
Brambles Ltd.	4,199,393	$37,294,222

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 5.3%
Keyence Corp.	37,400	$19,257,378
Legrand S.A.	382,420	19,035,655
Mettler-Toledo International, Inc. (a)	215,303	67,801,068
Prysmian S.p.A.	1,686,768	34,229,457
Schneider Electric S.A.	993,109	58,736,618

		$199,060,176
Electronics - 3.3%
MediaTek, Inc.	2,360,000	$16,627,800
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,653,178	109,582,342

		$126,210,142
Energy - Independent - 0.3%
Oil Search Ltd.	2,685,886	$12,805,900

Energy - Integrated - 0.6%
Suncor Energy, Inc.	935,691	$22,877,057

Food & Beverages - 7.7%
Chr. Hansen Holding A.S.	229,607	$14,164,943
Danone S.A.	1,719,109	119,254,421
M. Dias Branco S.A. Industria e Comercio de Alimentos	58,650	926,587
Nestle S.A.	1,985,221	139,051,517
Want Want China Holdings Ltd.	27,103,000	17,945,430

		$291,342,898
Food & Drug Stores - 2.3%
Dairy Farm International Holdings Ltd.	1,439,900	$8,869,784
Loblaw Cos. Ltd.	663,124	33,685,523
Sundrug Co. Ltd.	670,400	44,142,291

		$86,697,598
Gaming & Lodging - 1.5%
Paddy Power PLC	364,950	$54,859,228

Insurance - 2.3%
AIA Group Ltd.	17,059,600	$86,862,435

Internet - 0.4%
NAVER Corp.	29,351	$13,549,477

Machinery & Tools - 2.1%
Atlas Copco AB, “A”	716,607	$16,131,008
GEA Group AG	320,678	14,109,135
Schindler Holding AG	159,114	26,560,230
Weir Group PLC	1,618,455	21,240,903

		$78,041,276
Major Banks - 1.3%
HSBC Holdings PLC	7,728,426	$49,077,616

Medical & Health Technology & Services - 1.4%
Fresenius Medical Care AG & Co. KGaA	622,551	$52,669,140

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 3.9%
Essilor International S.A.	290,019	$34,264,699
QIAGEN N.V. (a)	648,807	13,764,275
Smith & Nephew PLC	2,014,590	32,639,365
Sonova Holding AG	183,754	22,008,650
Terumo Corp.	1,326,200	45,177,708

		$147,854,697
Network & Telecom - 1.2%
Ericsson, Inc., “B”	4,967,737	$45,746,367

Other Banks & Diversified Financials - 7.0%
Aeon Credit Service Co. Ltd.	700,900	$15,581,001
Credicorp Ltd.	205,271	24,065,972
DBS Group Holdings Ltd.	3,535,600	34,148,967
Grupo Financiero Banorte S.A. de C.V.	4,738,875	23,947,917
HDFC Bank Ltd.	4,110,770	58,459,242
Julius Baer Group Ltd.	671,044	26,717,177
UBS AG	5,263,238	80,197,526

		$263,117,802
Pharmaceuticals - 10.2%
Bayer AG	706,571	$74,120,301
Novartis AG	1,328,414	94,809,196
Novo Nordisk A.S., “B”	814,378	41,850,621
Roche Holding AG	581,657	148,985,217
Shire PLC	503,303	26,263,084

		$386,028,419
Railroad & Shipping - 2.3%
Canadian National Railway Co.	1,495,508	$86,589,913

Restaurants - 1.3%
Whitbread PLC	902,242	$48,875,389

Specialty Chemicals - 6.9%
Akzo Nobel N.V.	746,436	$43,877,727
Croda International PLC	821,602	33,812,856
L’Air Liquide S.A.	403,914	41,903,560
LG Chem Ltd.	103,191	24,976,936
Linde AG	408,006	56,967,932
Nippon Paint Holdings Co. Ltd.	588,300	11,719,715
Symrise AG	716,935	45,994,053

		$259,252,779
Telecommunications - Wireless - 0.7%
SoftBank Corp.	551,100	$27,041,406

Tobacco - 1.8%
ITC Ltd.	5,337,243	$23,061,102
Japan Tobacco, Inc.	1,168,800	46,334,285

		$69,395,387
Trucking - 0.3%
Yamato Holdings Co. Ltd.	522,000	$10,548,538
Total Common Stocks		$3,720,845,023

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	36,214,259	$36,214,259
Total Investments		$3,757,059,282

Other Assets, Less Liabilities - 0.3%		10,865,588
Net Assets - 100.0%		$3,767,924,870

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$674,600,723	$—	$674,600,723
France	—	588,658,845	—	588,658,845
Switzerland	—	538,329,513	—	538,329,513
Germany	193,516,250	172,833,368	—	366,349,618
Japan	—	291,012,424	—	291,012,424
United States	183,837,380	—	—	183,837,380
Canada	143,152,493	—	—	143,152,493
Taiwan	109,582,342	16,627,800	—	126,210,142
Denmark	—	102,054,492	—	102,054,492
Other Countries	293,482,241	413,157,152	—	706,639,393
Mutual Funds	36,214,259	—	—	36,214,259
Total Investments	$959,784,965	$2,797,274,317	$—	$3,757,059,282

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $2,103,098,383 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $35,867,001 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,513,746,765
Gross unrealized appreciation	539,082,671
Gross unrealized depreciation	(295,770,154)
Net unrealized appreciation (depreciation)	$243,312,517

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,940,292	391,246,466	(373,972,499)	36,214,259

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41,486	$36,214,259

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2016, are as follows:

United Kingdom	17.9%
France	15.6%
Switzerland	14.3%
Germany	9.7%
Japan	7.7%
United States	6.0%
Canada	3.8%
Taiwan	3.4%
Denmark	2.7%
Other Countries	18.9%

6

QUARTERLY REPORT

February 29, 2016

MFS® INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 94.9%
Aerospace - 0.9%
Cobham PLC (h)	61,084,063	$217,951,609

Alcoholic Beverages - 3.6%
Heineken N.V.	5,108,432	$410,847,179
Pernod Ricard S.A.	4,185,715	445,200,881

		$856,048,060
Automotive - 0.5%
USS Co. Ltd.	7,567,800	$118,787,931

Broadcasting - 0.2%
Fuji Media Holdings, Inc.	1,402,200	$15,997,029
Nippon Television Holdings, Inc.	1,527,400	26,030,294

		$42,027,323
Brokerage & Asset Managers - 1.3%
Computershare Ltd.	13,642,542	$88,610,002
Daiwa Securities Group, Inc.	15,433,000	90,769,640
IG Group Holdings PLC	11,834,655	124,644,844

		$304,024,486
Business Services - 10.5%
Amadeus IT Holding S.A.	9,178,670	$368,635,157
Brenntag AG	3,581,290	173,161,759
Bunzl PLC	15,132,997	404,425,526
Compass Group PLC	34,082,395	596,507,993
Intertek Group PLC	3,029,881	122,405,420
Nomura Research, Inc.	11,426,300	389,039,584
Secom Co. Ltd.	2,721,400	193,435,374
SGS S.A.	137,555	276,313,570

		$2,523,924,383
Chemicals - 2.8%
Givaudan S.A.	227,140	$423,483,592
Orica Ltd.	9,788,409	99,557,281
Syngenta AG	351,887	141,565,356

		$664,606,229
Computer Software - 2.9%
Cadence Design Systems, Inc. (a)	13,101,857	$282,345,018
Dassault Systems S.A.	2,336,885	176,162,125
OBIC Co. Ltd.	3,623,000	179,342,996
Synopsys, Inc. (a)	1,291,498	57,794,536

		$695,644,675
Construction - 0.3%
Geberit AG	234,092	$84,082,427

Consumer Products - 9.8%
Colgate-Palmolive Co.	11,870,879	$779,204,498
Kao Corp.	10,163,400	511,258,053
Kobayashi Pharmaceutical Co. Ltd. (h)	2,303,500	196,390,158
KOSE Corp.	511,900	43,813,039

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - continued
Reckitt Benckiser Group PLC	9,014,709	$820,432,095

		$2,351,097,843
Containers - 3.0%
Brambles Ltd. (h)	82,644,321	$733,952,657

Electrical Equipment - 3.3%
IMI PLC (h)	16,455,678	$192,881,733
Legrand S.A.	4,263,510	212,224,011
Schneider Electric S.A.	4,386,370	259,428,259
Spectris PLC	5,294,324	131,847,361

		$796,381,364
Electronics - 8.9%
Analog Devices, Inc.	9,503,845	$503,608,747
ASM International N.V.	1,784,240	75,332,351
Halma PLC	16,649,398	205,177,132
Hirose Electric Co. Ltd.	1,925,000	216,539,883
Infineon Technologies AG	15,571,737	190,825,958
NVIDIA Corp.	9,804,367	307,464,949
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,161,357	427,699,957
Texas Instruments, Inc.	4,279,965	226,923,744

		$2,153,572,721
Energy - Independent - 0.6%
Cairn Energy PLC (a)	19,605,056	$44,559,352
INPEX Corp.	12,898,900	92,804,472

		$137,363,824
Food & Beverages - 9.4%
Danone S.A.	13,388,804	$928,780,004
ITO EN Ltd. (h)	5,370,800	152,110,217
Nestle S.A.	14,383,142	1,007,443,363
Toyo Suisan Kaisha Ltd.	5,139,000	183,891,482

		$2,272,225,066
Insurance - 4.3%
Euler Hermes Group	735,495	$60,869,229
Fairfax Financial Holdings Ltd.	956,968	505,919,912
Hiscox Ltd.	8,208,402	110,590,356
Jardine Lloyd Thompson Group PLC	6,987,062	77,459,189
Sony Financial Holdings, Inc.	5,740,000	79,676,908
Zurich Insurance Group AG	1,008,654	213,085,999

		$1,047,601,593
Leisure & Toys - 0.5%
Sankyo Co. Ltd.	1,431,900	$52,441,906
Yamaha Corp.	2,224,600	61,874,667

		$114,316,573
Machinery & Tools - 3.2%
GEA Group AG	6,666,785	$293,324,057
Glory Ltd.	1,985,900	66,671,524
Neopost S.A. (h)	2,396,732	50,633,682
Nordson Corp.	1,885,712	135,148,979
Schindler Holding AG	521,031	86,973,510

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Spirax Sarco Engineering PLC	3,050,427	$132,588,293
Wartsila Corp.	70,148	2,816,551

		$768,156,596
Major Banks - 1.5%
Bank of Ireland (a)	265,991,103	$75,811,938
HSBC Holdings PLC	20,522,648	130,324,419
Sumitomo Mitsui Financial Group, Inc.	5,508,800	153,590,378

		$359,726,735
Medical Equipment - 1.6%
Nihon Kohden Corp. (h)	8,349,400	$203,790,652
Terumo Corp.	5,577,400	189,997,094

		$393,787,746
Network & Telecom - 1.6%
Ericsson, Inc., “B”	43,220,793	$398,007,033

Oil Services - 0.3%
Core Laboratories N.V.	592,726	$62,200,666

Other Banks & Diversified Financials - 5.6%
Chiba Bank Ltd.	11,643,000	$54,391,624
DnB NOR A.S.A.	21,275,443	243,915,895
Hachijuni Bank Ltd.	11,422,000	52,253,478
ING Groep N.V.	23,509,993	275,594,313
Joyo Bank Ltd.	16,436,000	56,782,850
Julius Baer Group Ltd.	1,670,684	66,517,188
Jyske Bank A.S. (a)	1,449,913	63,099,012
North Pacific Bank Ltd.	17,119,600	42,314,228
Svenska Handelsbanken AB, “A”	18,338,619	233,817,181
Sydbank A.S.	1,922,552	52,253,722
UBS AG	14,357,217	218,765,193

		$1,359,704,684
Pharmaceuticals - 3.7%
Bayer AG	2,879,956	$302,111,471
GlaxoSmithKline PLC	1,793,188	34,821,236
Roche Holding AG	1,272,332	325,894,229
Santen Pharmaceutical Co. Ltd.	14,885,500	227,584,764

		$890,411,700
Real Estate - 3.6%
Deutsche Wohnen AG	11,420,259	$302,209,506
LEG Immobilien AG	1,740,019	142,163,159
TAG Immobilien AG (l)	6,656,175	78,486,319
Vonovia SE	11,213,489	350,343,765

		$873,202,749
Specialty Chemicals - 1.2%
Symrise AG	4,686,182	$300,636,048

Specialty Stores - 0.4%
Esprit Holdings Ltd. (h)	103,044,821	$92,414,898

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 3.4%
KDDI Corp.	24,041,800	$611,233,939
Vodafone Group PLC	67,747,069	205,985,722

		$817,219,661
Telephone Services - 0.4%
TDC A.S.	22,571,927	$95,585,182

Tobacco - 4.0%
British American Tobacco PLC	7,478,223	$407,066,342
Japan Tobacco, Inc.	14,049,300	556,950,954

		$964,017,296
Trucking - 1.6%
Yamato Holdings Co. Ltd.	19,149,400	$386,969,666
Total Common Stocks		$22,875,649,424

Preferred Stocks - 2.1%
Consumer Products - 2.1%
Henkel AG & Co. KGaA	5,008,717	$505,048,150

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	599,950,032	$599,950,032

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, 0.49%, at Net Asset Value (j)	1,764,893	$1,764,893
Total Investments		$23,982,412,499

Other Assets, Less Liabilities - 0.5%		111,225,731
Net Assets - 100.0%		$24,093,638,230

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$5,206,734,783	$—	$5,206,734,783
United Kingdom	77,459,189	3,882,209,433	—	3,959,668,622
Switzerland	141,565,356	2,702,559,072	—	2,844,124,428
Germany	843,281,195	1,795,028,998	—	2,638,310,193
United States	2,354,691,137	—	—	2,354,691,137
France	—	2,133,298,190	—	2,133,298,190
Australia	188,167,283	733,952,657	—	922,119,940
Netherlands	—	761,773,842	—	761,773,842
Sweden	—	631,824,215	—	631,824,215
Other Countries	1,009,431,807	918,720,417	—	1,928,152,224
Mutual Funds	601,714,925	—	—	601,714,925
Total Investments	$5,216,310,892	$18,766,101,607	$—	$23,982,412,499

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $11,477,468,336 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $88,610,002 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$21,914,955,336
Gross unrealized appreciation	3,439,338,529
Gross unrealized depreciation	(1,371,881,366)
Net unrealized appreciation (depreciation)	$2,067,457,163

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,343,626,371	1,446,630,957	(2,190,307,296)	599,950,032

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,026,904	$599,950,032

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Brambles Ltd.	70,093,490	12,550,831	—	82,644,321
Cobham PLC	61,084,063	—	—	61,084,063
Esprit Holdings Ltd.	99,156,121	3,888,700	—	103,044,821
IMI PLC	—	16,455,678	—	16,455,678
ITO EN Ltd.	2,362,100	3,008,700	—	5,370,800
Kobayashi Pharmaceutical Co. Ltd.	2,303,500	—	—	2,303,500
Neopost S.A.	2,396,732	—	—	2,396,732
Nihon Kohden Corp.	5,221,000	3,128,400	—	8,349,400

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Brambles Ltd.	$—	$—	$7,687,974	$733,952,657
Cobham PLC	—	—	2,849,558	217,951,609
Esprit Holdings Ltd.	—	—	—	92,414,898
IMI PLC	—	—	144,020	192,881,733
ITO EN Ltd.	—	—	627,835	152,110,217
Kobayashi Pharmaceutical Co. Ltd.	—	—	921,592	196,390,158
Neopost S.A.	—	—	7,618,481	50,633,682
Nihon Kohden Corp.	—	—	1,025,937	203,790,652

	$—	$—	$20,875,397	$1,840,125,606

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2016, are as follows:

Japan	21.6%
United Kingdom	16.4%
United States	12.7%
Switzerland	11.8%
Germany	10.9%
France	8.9%
Australia	3.8%
Netherlands	3.2%
Sweden	2.6%
Other Countries	8.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

February 29, 2016

MFS® MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	6,579,240	$60,265,841
MFS Commodity Strategy Fund - Class R5 (v)	32,147,662	168,775,228
MFS Emerging Markets Debt Fund - Class R5	13,180,241	182,282,738
MFS Emerging Markets Debt Local Currency Fund - Class R5	19,075,697	119,795,379
MFS Global Bond Fund - Class R5	35,676,268	305,032,094
MFS Global Real Estate Fund - Class R5	8,308,538	120,058,370
MFS Government Securities Fund - Class R5	59,729,862	606,855,393
MFS Growth Fund - Class R5	6,707,176	464,002,444
MFS High Income Fund - Class R5	96,434,651	298,947,418
MFS Inflation-Adjusted Bond Fund - Class R5	41,301,517	427,057,685
MFS International Growth Fund - Class R5	7,153,649	174,978,242
MFS International New Discovery Fund - Class R5	2,180,482	58,262,489
MFS International Value Fund - Class R5	5,388,795	177,506,910
MFS Mid Cap Growth Fund - Class R5	29,699,866	403,918,172
MFS Mid Cap Value Fund - Class R5	22,668,840	409,399,243
MFS New Discovery Fund - Class R5 (a)	3,804,193	82,550,983
MFS New Discovery Value Fund - Class R5	7,649,601	87,587,929
MFS Research Fund - Class R5	13,760,416	467,991,750
MFS Research International Fund - Class R5	23,703,925	334,936,459
MFS Total Return Bond Fund - Class R5	45,633,986	484,632,932
MFS Value Fund - Class R5	15,020,473	473,295,106
Total Underlying Affiliated Funds		$5,908,132,805

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	75	$75
Total Investments		$5,908,132,880

Other Assets, Less Liabilities - 0.0%		1,087,146
Net Assets - 100.0%		$5,909,220,026

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/2016 (unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,908,132,880	$—	$—	$5,908,132,880

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,392,728,772
Gross unrealized appreciation	754,779,252
Gross unrealized depreciation	(239,375,144)
Net unrealized appreciation (depreciation)	$515,404,108

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,815,203	123,436	(359,399)	6,579,240
MFS Commodity Strategy Fund	28,306,742	3,903,970	(63,050)	32,147,662
MFS Emerging Markets Debt Fund	13,322,531	567,605	(709,895)	13,180,241
MFS Emerging Markets Debt Local Currency Fund	16,992,662	2,388,868	(305,833)	19,075,697
MFS Global Bond Fund	37,435,334	1,204,488	(2,963,554)	35,676,268
MFS Global Real Estate Fund	7,979,294	741,067	(411,823)	8,308,538
MFS Government Securities	63,967,649	1,648,113	(5,885,900)	59,729,862
MFS Growth Fund	7,051,352	266,821	(610,997)	6,707,176
MFS High Income Fund	93,092,313	5,290,099	(1,947,761)	96,434,651
MFS Inflation-Adjusted Bond Fund	43,355,141	885,951	(2,939,574)	41,301,517
MFS Institutional Money Market Portfolio	30	45,954,563	(45,954,518)	75
MFS International Growth Fund	7,089,087	228,232	(163,670)	7,153,649
MFS International New Discovery Fund	2,227,001	39,644	(86,163)	2,180,482
MFS International Value Fund	5,523,503	202,636	(337,344)	5,388,795
MFS Mid Cap Growth Fund	30,401,665	1,141,977	(1,843,776)	29,699,866
MFS Mid Cap Value Fund	21,731,771	1,310,769	(373,700)	22,668,840
MFS New Discovery Fund	3,762,932	212,563	(171,302)	3,804,193
MFS New Discovery Value Fund	7,454,282	357,834	(162,515)	7,649,601
MFS Research Fund	13,314,509	1,062,745	(616,838)	13,760,416
MFS Research International Fund	22,624,104	1,413,896	(334,075)	23,703,925
MFS Total Return Bond Fund	47,614,595	1,776,464	(3,757,073)	45,633,986
MFS Value Fund	14,755,529	879,448	(614,504)	15,020,473

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(201,680)	$—	$445,318	$60,265,841
MFS Commodity Strategy Fund	14,118	—	785,818	168,775,228
MFS Emerging Markets Debt Fund	(66,331)	—	6,838,388	182,282,738
MFS Emerging Markets Debt Local Currency Fund	(261,205)	—	4,615,201	119,795,379
MFS Global Bond Fund	(926,455)	—	4,287,197	305,032,094
MFS Global Real Estate Fund	1,216,423	6,035,169	2,804,353	120,058,370
MFS Government Securities Fund	730,080	—	11,281,077	606,855,393
MFS Growth Fund	15,781,614	17,904,109	—	464,002,444
MFS High Income Fund	783,405	—	13,817,004	298,947,418
MFS Inflation-Adjusted Bond Fund	(886,951)	—	3,043,712	427,057,685
MFS Institutional Money Market Portfolio	—	—	252	75
MFS International Growth Fund	1,295,587	111,860	2,092,453	174,978,242
MFS International New Discovery Fund	958,573	—	770,815	58,262,489
MFS International Value Fund	3,415,364	3,241,690	3,027,550	177,506,910
MFS Mid Cap Growth Fund	12,805,502	11,541,253	—	403,918,172
MFS Mid Cap Value Fund	2,668,688	17,117,786	2,838,563	409,399,243
MFS New Discovery Fund	2,284,848	—	—	82,550,983
MFS New Discovery Value Fund	462,258	2,389,072	568,732	87,587,929
MFS Research Fund	7,083,310	28,822,543	5,389,636	467,991,750
MFS Research International Fund	2,410,976	—	7,406,207	334,936,459
MFS Total Return Bond Fund	(559,476)	1,868,307	12,143,688	484,632,932
MFS Value Fund	4,443,708	17,968,059	7,903,872	473,295,106

	$53,452,356	$106,999,848	$90,059,836	$5,908,132,880

4

QUARTERLY REPORT

February 29, 2016

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 97.0%
Asset-Backed & Securitized - 13.2%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.708%, 10/10/17	$17,904	$17,901
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	187,635	187,430
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/19	590,000	589,141
ARI Fleet Lease Trust, “A”, FRN, 0.731%, 1/15/21 (n)	85,948	85,844
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	213,065	212,514
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/24 (z)	621,000	620,685
Babson Ltd., CLO, “A1”, FRN, 0.845%, 1/18/21 (n)	166,662	164,542
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.752%, 2/21/17	520,982	520,815
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	375,204	374,957
Cent CDO XI Ltd., “A1”, FRN, 0.879%, 4/25/19 (n)	288,507	283,777
Chesapeake Funding LLC, “A”, FRN, 0.878%, 1/07/25 (n)	356,037	355,401
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.928%, 2/07/27 (n)	880,000	875,234
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (n)	514,421	514,288
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	331,505	338,766
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	266,442	266,255
CNH Wholesale Master Note Trust, “A”, FRN, 1.03%, 8/15/19 (n)	772,000	771,217
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23 (n)	742,000	740,943
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.952%, 9/15/39	216,129	223,904
CWCapital Cobalt Ltd., “A4”, FRN, 5.767%, 5/15/46	298,385	309,300
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	162,177	161,938
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	325,870	324,790
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	223,833	223,334
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	421,462	419,716
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/20 (z)	615,000	613,523
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	227,000	229,863
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	843,000	851,621
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.83%, 1/15/20	1,000,000	994,608
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.812%, 7/20/19	960,000	959,010
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	214,243	214,209
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/18	620,000	619,238
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	259,264	258,975
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/18 (z)	413,449	410,853
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.751%, 6/17/21 (n)	186,246	185,483
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.979%, 12/10/27 (n)	448,037	447,143
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	257,937	257,754
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	808,194	808,181
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/18	510,000	509,647
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	396,084	403,854
Kingsland III Ltd., “A1”, CDO, FRN, 0.84%, 8/24/21 (n)	113,653	112,923
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.968%, 5/15/21 (n)	209,605	207,418
Kubota Credit Owner Trust, 2014-1A, “A2”, 0.58%, 2/15/17 (n)	15,382	15,380
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	506,782	505,981
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.75%, 2/15/17	233,355	233,321
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/18	730,000	728,771
Motor PLC, 2014-1A, “A1”, FRN, 0.916%, 8/25/21 (n)	128,640	128,540
Motor PLC, 2015-1A, “A1”, FRN, 1.036%, 6/25/22 (n)	913,000	911,316
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/25 (z)	284,180	284,038
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.656%, 12/15/25 (n)	520,000	519,932
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	1,000,000	999,235
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.83%, 1/15/20	370,000	369,351
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	416,405	411,084
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	718,969	718,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	$304,463	$304,286
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.679%, 5/17/32 (n)	330,000	315,503
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.782%, 7/22/19 (n)	1,500,000	1,477,087
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/18 (n)	535,000	534,844
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	166,193	165,404
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/24 (n)	1,120,000	1,109,640

		$26,399,477
Automotive - 5.9%
American Honda Finance Corp., 1.6%, 7/13/18	$800,000	$798,975
American Honda Finance Corp., FRN, 1.019%, 9/20/17	470,000	470,270
American Honda Finance Corp., FRN, 1.01%, 5/26/16 (n)	200,000	200,173
American Honda Finance Corp., FRN, 1.117%, 10/07/16	200,000	200,423
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,100,000	1,097,338
Daimler Finance North America LLC, 1.65%, 5/18/18 (n)	1,100,000	1,086,141
Daimler Finance North America LLC, FRN, 1.296%, 8/01/16 (n)	160,000	159,979
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	200,000	200,718
Ford Motor Credit Co. LLC, FRN, 0.982%, 9/08/17	1,000,000	984,661
Ford Motor Credit Co. LLC, FRN, 1.557%, 1/09/18	280,000	276,662
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	420,000	420,445
Hyundai Capital America, 2%, 3/19/18 (n)	875,000	871,085
Hyundai Capital America, 2.4%, 10/30/18 (n)	480,000	481,355
Nissan Motor Acceptance Corp., FRN, 1.303%, 9/26/16 (n)	420,000	420,271
Nissan Motor Acceptance Corp., FRN, 0.972%, 3/03/17 (n)	550,000	549,615
Toyota Motor Credit Corp., 1.7%, 2/19/19	620,000	621,364
Toyota Motor Credit Corp., FRN, 1.01%, 1/17/19	850,000	843,368
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (n)	790,000	766,045
Volkswagen Group of America Finance LLC, FRN, 0.988%, 5/23/17 (n)	830,000	812,236
Volkswagen Group of America Finance LLC, FRN, 1.058%, 11/20/17 (n)	250,000	242,791
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	310,000	307,849

		$11,811,764
Banks & Diversified Financials (Covered Bonds) - 0.5%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	$600,000	$600,711
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	400,000	401,392

		$1,002,103
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$203,000	$200,945

Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc., 1.375%, 9/15/17	$97,000	$96,950
Intercontinental Exchange, Inc., 2.75%, 12/01/20	680,000	690,383
NYSE Euronext, 2%, 10/05/17	412,000	415,148

		$1,202,481
Business Services - 0.6%
Cisco Systems, Inc., FRN, 0.702%, 3/03/17	$1,000,000	$1,000,895
Fidelity National Information Services, Inc., 2.85%, 10/15/18	230,000	231,965

		$1,232,860
Cable TV - 0.2%
NBCUniversal Enterprise Co., FRN, 1.159%, 4/15/16 (n)	$500,000	$500,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 1.6%
CF Industries, Inc., 6.875%, 5/01/18	$846,000	$912,561
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	1,000,000	982,634
Dow Chemical Co., 8.55%, 5/15/19	840,000	987,423
LyondellBasell Industries N.V., 5%, 4/15/19	210,000	221,561

		$3,104,179
Computer Software - 0.6%
Microsoft Corp., 2%, 11/03/20	$1,267,000	$1,288,585

Computer Software - Systems - 0.4%
Apple, Inc., 1.7%, 2/22/19	$345,000	$348,013
Apple, Inc., FRN, 0.869%, 5/03/18	500,000	498,382

		$846,395
Conglomerates - 0.8%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$288,000	$289,056
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	841,000	843,641
Roper Industries, Inc., 1.85%, 11/15/17	382,000	381,320

		$1,514,017
Consumer Products - 1.0%
Mattel, Inc., 1.7%, 3/15/18	$139,000	$137,445
Newell Rubbermaid, Inc., 2.05%, 12/01/17	236,000	232,575
Newell Rubbermaid, Inc., 2.875%, 12/01/19	680,000	665,117
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	910,000	911,659

		$1,946,796
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$249,000	$249,318

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/17	$450,000	$448,785
Arrow Electronics, Inc., 3%, 3/01/18	141,000	141,612
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	593,000	585,524

		$1,175,921
Electronics - 0.8%
Intel Corp., 1.35%, 12/15/17	$581,000	$584,580
Lam Research Corp., 2.75%, 3/15/20	311,000	302,071
Tyco Electronics Group S.A., 2.375%, 12/17/18	155,000	155,688
Xilinx, Inc., 2.125%, 3/15/19	480,000	476,116

		$1,518,455
Emerging Market Quasi-Sovereign - 1.0%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$400,000	$399,640
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (n)	548,000	550,236
Korea Gas Corp., 2.25%, 7/25/17 (n)	260,000	262,579
Petroleos Mexicanos, 3.125%, 1/23/19	170,000	165,289
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	627,000	623,102

		$2,000,846
Energy - Independent - 0.7%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$860,000	$872,913
Canadian Natural Resources Ltd., FRN, 0.978%, 3/30/16	480,000	479,307

		$1,352,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 1.6%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$550,000	$552,800
BP Capital Markets PLC, 2.521%, 1/15/20	403,000	395,653
Chevron Corp., 0.889%, 6/24/16	210,000	210,001
Chevron Corp., 1.104%, 12/05/17	314,000	311,491
Shell International Finance B.V., 1.125%, 8/21/17	600,000	595,882
Shell International Finance B.V., FRN, 0.828%, 11/15/16	630,000	629,364
Total Capital International S.A., 1.5%, 2/17/17	500,000	500,543

		$3,195,734
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	$340,000	$341,102
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	196,628

		$537,730
Food & Beverages - 5.8%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/19	$673,000	$679,328
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21	708,000	720,030
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/19	675,000	685,182
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	130,000	130,301
Diageo Capital PLC, 1.5%, 5/11/17	300,000	300,521
General Mills, Inc., 1.4%, 10/20/17	1,000,000	1,000,200
H.J. Heinz Co., 1.6%, 6/30/17 (n)	720,000	719,225
Ingredion, Inc., 1.8%, 9/25/17	167,000	166,135
J.M. Smucker Co., 1.75%, 3/15/18	250,000	249,204
Kellogg Co., 4.45%, 5/30/16	260,000	262,206
Kraft Foods Group, Inc., 6.125%, 8/23/18	900,000	985,348
Mead Johnson Nutrition Co., 3%, 11/15/20	191,000	192,997
Molson Coors Brewing Co., 2%, 5/01/17	405,000	406,136
PepsiCo, Inc., 2.5%, 5/10/16	365,000	366,336
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	1,160,000	1,171,608
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	340,000	342,673
SABMiller Holdings, Inc., FRN, 1.306%, 8/01/18 (n)	930,000	922,739
Tyson Foods, Inc., 6.6%, 4/01/16	920,000	923,882
Tyson Foods, Inc., 2.65%, 8/15/19	429,000	434,760
Want Want China Finance Co., 1.875%, 5/14/18 (n)	360,000	355,234
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	423,000	423,165
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	52,000	52,312

		$11,489,522
Food & Drug Stores - 0.9%
CVS Health Corp., 1.2%, 12/05/16	$270,000	$270,296
CVS Health Corp., 1.9%, 7/20/18	800,000	802,643
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	680,000	679,104

		$1,752,043
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$442,000	$442,655

Insurance - 2.0%
American International Group, Inc., 3.3%, 3/01/21	$270,000	$272,904
American International Group, Inc., 2.3%, 7/16/19	770,000	763,680
MetLife Global Funding I, FRN, 0.997%, 4/10/17 (n)	710,000	709,316
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	900,000	885,535
Metropolitan Life Global Funding I, 1.152%, 7/15/16 (n)	530,000	530,778
Prudential Financial, Inc., FRN, 1.398%, 8/15/18	650,000	647,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Voya Financial, Inc., 2.9%, 2/15/18	$235,000	$237,089

		$4,046,788
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$94,000	$93,796
UnitedHealth Group, Inc., 1.45%, 7/17/17	560,000	560,886

		$654,682
Insurance - Property & Casualty - 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$600,000	$604,298

International Market Quasi-Sovereign - 3.2%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$650,000	$652,683
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	590,000	590,314
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	310,000	314,420
Electricite de France, 2.15%, 1/22/19 (n)	650,000	650,326
FMS Wertmanagement, 0.625%, 4/18/16	580,000	579,971
KFW Government Development Banks, 1.125%, 11/16/18	340,000	339,355
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	240,000	240,053
Kommunalbanken A.S., 1%, 3/15/18 (n)	190,000	189,650
Kommunalbanken A.S., FRN, 0.748%, 10/31/16 (n)	270,000	269,917
Municipality Finance PLC, 2.375%, 5/16/16	690,000	692,339
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	790,000	794,914
Statoil A.S.A., 7.375%, 5/01/16 (n)	400,000	404,114
Statoil A.S.A., 1.8%, 11/23/16	180,000	180,772
Statoil A.S.A., FRN, 0.908%, 5/15/18	290,000	284,673
Statoil A.S.A., FRN, 1.08%, 11/08/18	250,000	244,285

		$6,427,786
International Market Sovereign - 0.8%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$590,000	$589,762
Kingdom of Denmark, 0.875%, 3/20/17 (n)	280,000	280,270
Kingdom of Sweden, 1%, 2/27/18 (n)	640,000	640,399
Republic of Iceland, 4.875%, 6/16/16 (n)	123,000	124,231

		$1,634,662
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/19	$328,000	$327,366

Local Authorities - 1.7%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$785,000	$786,609
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	1,500,000	1,499,114
Province of Ontario, 2.3%, 5/10/16	300,000	300,715
Province of Ontario, 1.1%, 10/25/17	900,000	899,583

		$3,486,021
Machinery & Tools - 0.8%
John Deere Capital Corp., 1.6%, 7/13/18	$1,550,000	$1,551,734

Major Banks - 10.5%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$750,000	$766,979
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)	600,000	596,975
ABN AMRO Bank N.V., FRN, 0.862%, 6/06/16 (n)	750,000	750,008
Bank of Montreal, 1.45%, 4/09/18	1,700,000	1,692,515
Bank of Nova Scotia, FRN, 0.912%, 3/15/16	800,000	800,087

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
BNP Paribas, 2.7%, 8/20/18	$580,000	$588,554
BNP Paribas, FRN, 1.092%, 12/12/16	500,000	500,330
BNP Paribas, FRN, 1.006%, 3/17/17	10,000	9,987
Canadian Imperial Bank of Commerce, FRN, 1.14%, 7/18/16	460,000	460,610
Commonwealth Bank of Australia, FRN, 1.069%, 9/20/16 (n)	550,000	550,762
Commonwealth Bank of Australia, FRN, 0.862%, 3/13/17 (n)	240,000	239,875
Commonwealth Bank of Australia, FRN, 0.732%, 9/08/17 (n)	500,000	498,248
DBS Bank Ltd., 2.35%, 2/28/17 (n)	420,000	424,150
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	620,000	631,093
HSBC Bank PLC, 3.1%, 5/24/16 (n)	420,000	422,121
HSBC Bank PLC, FRN, 1.258%, 5/15/18 (n)	674,000	669,436
Huntington National Bank, FRN, 1.044%, 4/24/17	1,110,000	1,103,666
ING Bank N.V., 1.8%, 3/16/18 (n)	1,500,000	1,497,410
ING Bank N.V., 3.75%, 3/07/17 (n)	232,000	237,310
ING Bank N.V., FRN, 1.402%, 3/07/16 (n)	310,000	310,020
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/21	400,000	403,083
Mizuho Bank Ltd., FRN, 1.053%, 9/25/17 (n)	700,000	697,020
Mizuho Bank Ltd., FRN, 1.814%, 10/20/18 (n)	260,000	261,063
Nordea Bank AB, FRN, 1.078%, 5/13/16 (n)	550,000	549,920
Nordea Bank AB, FRN, 0.972%, 4/04/17 (n)	220,000	219,852
PNC Bank N.A., 1.3%, 10/03/16	330,000	330,487
PNC Bank N.A., 1.15%, 11/01/16	630,000	629,945
PNC Bank N.A., 1.5%, 10/18/17	660,000	659,522
PNC Bank N.A., 1.6%, 6/01/18	620,000	616,701
PNC Bank N.A., 2.25%, 7/02/19	650,000	655,431
Royal Bank of Scotland PLC, 4.375%, 3/16/16	120,000	120,154
Sumitomo Mitsui Banking Corp., FRN, 0.941%, 7/11/17	800,000	796,438
Toronto-Dominion Bank, 1.75%, 7/23/18	1,000,000	1,000,951
Wells Fargo & Co., FRN, 0.722%, 9/08/17	900,000	894,014
Wells Fargo Bank N.A., FRN, 1.358%, 1/22/18	410,000	410,524

		$20,995,241
Medical & Health Technology & Services - 1.5%
Baxter International, Inc., 1.85%, 1/15/17	$210,000	$211,031
Becton, Dickinson and Co., 1.75%, 11/08/16	150,000	150,248
Becton, Dickinson and Co., 1.45%, 5/15/17	240,000	239,881
Becton, Dickinson and Co., 1.8%, 12/15/17	680,000	680,823
Catholic Health Initiatives, 1.6%, 11/01/17	250,000	249,826
Covidien International Finance S.A., 6%, 10/15/17	231,000	247,198
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	400,000	399,649
McKesson Corp., 3.25%, 3/01/16	375,000	375,000
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	440,000	442,161

		$2,995,817
Medical Equipment - 0.5%
Medtronic, Inc., 1.5%, 3/15/18	$190,000	$190,452
Zimmer Holdings, Inc., 2%, 4/01/18	750,000	746,728

		$937,180
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	$440,000	$418,000
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	270,000	232,875
Glencore Funding LLC, 2.125%, 4/16/18 (n)	420,000	384,563
Glencore Funding LLC, FRN, 1.796%, 5/27/16 (n)	870,000	861,300
Rio Tinto Finance (USA) Ltd., FRN, 1.366%, 6/17/16	150,000	149,579

		$2,046,317

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - 1.2%
Energy Transfer Partners LP, 2.5%, 6/15/18	$280,000	$257,069
EnLink Midstream Partners LP, 2.7%, 4/01/19	236,000	184,191
Enterprise Products Operating LP, 6.5%, 1/31/19	400,000	429,145
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	340,000	330,337
ONEOK Partners LP, 3.2%, 9/15/18	450,000	408,415
TransCanada PipeLines Ltd., 1.875%, 1/12/18	195,000	191,280
TransCanada PipeLines Ltd., FRN, 1.283%, 6/30/16	660,000	658,647

		$2,459,084
Mortgage-Backed - 2.1%
Fannie Mae, 3%, 10/01/30	$841,513	$878,153
Fannie Mae, 1.114%, 2/25/17	339,279	339,798
Fannie Mae, 4%, 12/01/25	508,357	543,193
Fannie Mae, 3%, 4/01/30	92,442	96,467
Fannie Mae, FRN, 0.715%, 12/25/17	368,865	367,754
Fannie Mae, FRN, 0.674%, 5/25/18	464,030	460,905
Freddie Mac, 1.655%, 11/25/16	178,130	178,397
Freddie Mac, 1.426%, 8/25/17	119,702	120,101
Freddie Mac, 3.5%, 8/01/26 (f)	313,803	331,799
Freddie Mac, 2.5%, 7/01/28 (f)	838,365	863,111

		$4,179,678
Natural Gas - Distribution - 0.3%
Engie, 1.625%, 10/10/17 (n)	$550,000	$549,812

Network & Telecom - 2.2%
AT&T, Inc., 2.45%, 6/30/20	$90,000	$89,434
AT&T, Inc., FRN, 1.546%, 11/27/18	780,000	775,318
British Telecommunications PLC, 2.35%, 2/14/19	580,000	585,198
DIRECTV Holdings LLC, 2.4%, 3/15/17	120,000	121,176
Verizon Communications, Inc., 1.35%, 6/09/17	330,000	329,704
Verizon Communications, Inc., 6.1%, 4/15/18	543,000	589,962
Verizon Communications, Inc., FRN, 2.042%, 9/15/16	780,000	784,135
Verizon Communications, Inc., FRN, 1.296%, 6/17/19	1,030,000	1,015,733

		$4,290,660
Oil Services - 0.6%
Schlumberger Holdings Corp., 1.9%, 12/21/17 (n)	$750,000	$746,884
Transocean, Inc., 5.8%, 12/15/16	370,000	366,300

		$1,113,184
Oils - 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/18	$1,068,000	$1,034,296

Other Banks & Diversified Financials - 9.7%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$238,000	$243,616
American Express Credit Corp., 2.8%, 9/19/16	450,000	454,517
Banco Santander Chile, FRN, 1.517%, 4/11/17 (n)	600,000	597,000
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.087%, 9/09/16 (n)	700,000	700,603
Banque Federative du Credit Mutuel, FRN, 1.474%, 1/20/17 (n)	780,000	782,106
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	1,300,000	1,295,606
BPCE S.A., 1.625%, 1/26/18	660,000	657,867
Capital One Bank (USA) N.A., FRN, 1.301%, 2/05/18	850,000	846,063
Capital One Financial Corp., 2.45%, 4/24/19	240,000	239,997
Citizens Bank N.A., 2.3%, 12/03/18	750,000	750,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Discover Bank, 3.1%, 6/04/20	$424,000	$421,658
Fifth Third Bancorp, 1.35%, 6/01/17	1,040,000	1,037,050
Fifth Third Bancorp, 2.3%, 3/01/19	200,000	200,243
First Republic Bank, 2.375%, 6/17/19	250,000	250,003
Groupe BPCE S.A., 2.5%, 12/10/18	500,000	503,357
Groupe BPCE S.A., FRN, 1.869%, 4/25/16	860,000	861,293
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	240,000	240,762
Lloyds Bank PLC, 1.75%, 5/14/18	1,200,000	1,192,625
Lloyds Bank PLC, 2.3%, 11/27/18	200,000	200,694
Macquarie Bank Ltd., FRN, 1.249%, 10/27/17 (n)	890,000	884,398
National Bank of Canada, FRN, 1.342%, 12/14/18	1,600,000	1,596,027
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	271,000	271,214
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	790,000	791,201
Svenska Handelsbanken AB, 2.875%, 4/04/17	289,000	293,838
Svenska Handelsbanken AB, FRN, 1.019%, 3/21/16	680,000	680,141
Svenska Handelsbanken AB, FRN, 1.063%, 9/23/16	250,000	250,243
Swedbank AB, 2.125%, 9/29/17 (n)	1,461,000	1,463,418
Westpac Banking Corp., 2%, 8/14/17	610,000	614,683
Westpac Banking Corp., 1.55%, 5/25/18	420,000	418,219
Westpac Banking Corp., FRN, 0.949%, 5/19/17	700,000	698,210

		$19,437,548
Pharmaceuticals - 4.3%
AbbVie, Inc., 1.8%, 5/14/18	$1,000,000	$997,183
Actavis Funding SCS, 2.35%, 3/12/18	568,000	571,488
Actavis Funding SCS, 3%, 3/12/20	515,000	523,421
Allergan PLC, 1.875%, 10/01/17	260,000	260,211
Amgen, Inc., 2.3%, 6/15/16	450,000	451,710
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	900,000	901,593
Biogen, Inc., 2.9%, 9/15/20	500,000	505,503
Bristol-Myers Squibb Co., 0.875%, 8/01/17	615,000	613,937
Celgene Corp., 2.125%, 8/15/18	670,000	673,026
EMD Finance LLC, 1.7%, 3/19/18 (n)	1,000,000	993,825
Gilead Sciences, Inc., 1.85%, 9/04/18	700,000	707,361
Mylan, Inc., 1.8%, 6/24/16	430,000	430,101
Mylan, Inc., 1.35%, 11/29/16	105,000	104,273
Sanofi, 1.25%, 4/10/18	800,000	801,020

		$8,534,652
Printing & Publishing - 0.5%
Pearson PLC, 4%, 5/17/16 (n)	$500,000	$502,656
Thomson Reuters Corp., 0.875%, 5/23/16	410,000	409,570

		$912,226
Real Estate - Healthcare - 0.2%
Ventas Realty LP, REIT, 1.55%, 9/26/16	$250,000	$250,111
Welltower, Inc., REIT, 2.25%, 3/15/18	150,000	149,606

		$399,717
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$200,000	$197,147
Vornado Realty LP, REIT, 2.5%, 6/30/19	325,000	321,707

		$518,854

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$167,000	$166,115
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	350,000	347,432

		$513,547
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/18	$410,000	$415,186

Retailers - 0.7%
Dollar General Corp., 4.125%, 7/15/17	$750,000	$773,732
Dollar General Corp., 1.875%, 4/15/18	90,000	89,773
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	400,000	401,292
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	233,000	231,917

		$1,496,714
Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc., 2%, 8/02/16	$104,000	$104,523
Airgas, Inc., 2.95%, 6/15/16	400,000	401,460
Airgas, Inc., 3.05%, 8/01/20	330,000	335,776

		$841,759
Supranational - 1.2%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$640,000	$639,200
Corporacion Andina de Fomento, 1.5%, 8/08/17	720,000	719,935
Corporacion Andina de Fomento, FRN, 1.168%, 1/29/18	50,000	49,857
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,000,000	1,000,052

		$2,409,044
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$200,000	$200,868
American Tower Trust I, REIT, 1.551%, 3/15/43 (n)	500,000	492,951
SBA Tower Trust, 2.898%, 10/15/44 (n)	473,000	474,454

		$1,168,273
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$370,000	$387,538

Tobacco - 0.7%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (n)	$680,000	$676,730
Reynolds American, Inc., 3.5%, 8/04/16	190,000	191,497
Reynolds American, Inc., 2.3%, 6/12/18	580,000	586,200

		$1,454,427
Transportation - Services - 0.6%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$200,000	$200,081
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	202,000	204,130
TTX Co., 2.6%, 6/15/20 (n)	840,000	830,226

		$1,234,437
U.S. Government Agencies and Equivalents - 1.3%
AID-Ukraine, 1.844%, 5/16/19	$200,000	$202,676
AID-Ukraine, 1.847%, 5/29/20	1,000,000	1,016,877
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	430,000	441,781
Private Export Funding Corp., 1.875%, 7/15/18	610,000	621,021
Small Business Administration, 2.25%, 7/01/21	343,208	352,262

		$2,634,617

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 5.0%
U.S. Treasury Notes, 0.875%, 2/28/17 (f)	$5,000,000	$5,008,010
U.S. Treasury Notes, 0.75%, 2/28/18	3,100,000	3,097,337
U.S. Treasury Notes, 1.375%, 10/31/20 (f)	1,800,000	1,812,235

		$9,917,582
Utilities - Electric Power - 3.6%
American Electric Power Co., Inc., 1.65%, 12/15/17	$220,000	$218,476
Dominion Resources, Inc., 1.95%, 8/15/16	460,000	461,154
Dominion Resources, Inc., 2.5%, 12/01/19	650,000	654,882
Duke Energy Corp., 1.625%, 8/15/17	110,000	109,858
Duke Energy Corp., FRN, 0.992%, 4/03/17	660,000	655,173
Duke Energy Indiana, Inc., FRN, 0.967%, 7/11/16	200,000	200,022
Enel Finance International S.A., 6.25%, 9/15/17 (n)	410,000	436,135
Eversource Energy, 1.6%, 1/15/18	600,000	597,262
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	984,000	987,920
PG&E Corp., 2.4%, 3/01/19	364,000	367,642
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	440,000	440,796
PSEG Power LLC, 2.75%, 9/15/16	190,000	191,311
Southern Co., 2.45%, 9/01/18	50,000	50,620
Southern Power Co., 1.85%, 12/01/17	960,000	960,130
Virginia Electric and Power Co., 1.2%, 1/15/18	410,000	406,036
Xcel Energy, Inc., 1.2%, 6/01/17	510,000	508,176

		$7,245,593
Total Bonds		$193,620,566

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	947,972	$947,972
Total Investments		$194,568,538
Other Assets, Less Liabilities - 2.5%		4,901,626
Net Assets - 100.0%		$199,470,164

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $71,422,495 representing 35.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/24	2/17/16	$620,953	$620,685
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/20	2/19/16	613,527	613,523
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/18	11/19/15	413,448	410,853
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/25	11/19/15	284,180	284,038
Total Restricted Securities			$1,929,099
% of Net assets			1.0%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/29/16

Forward Foreign Currency Exchange Contracts at 2/29/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank	4,987,718	3/18/16	$3,521,000	$3,557,212	$36,212
BUY	CAD	JPMorgan Chase Bank	2,283,539	3/18/16	1,666,798	1,687,769	20,971
BUY	CHF	JPMorgan Chase Bank	2,607,955	3/18/16	2,590,000	2,613,976	23,976
SELL	CHF	JPMorgan Chase Bank	12,866,653	3/18/16	13,057,291	12,896,360	160,931
SELL	EUR	Goldman Sachs International	5,684,839	3/18/16	6,229,901	6,187,256	42,645
SELL	GBP	JPMorgan Chase Bank	10,804,131	3/18/16	16,315,348	15,038,523	1,276,825
BUY	JPY	JPMorgan Chase Bank	1,810,120,035	3/18/16	15,101,777	16,061,917	960,140
BUY	NOK	Goldman Sachs International	1,229,850	3/18/16	137,000	141,304	4,304
SELL	NOK	Goldman Sachs International	2,691,333	3/18/16	310,000	309,221	779
SELL	NZD	Goldman Sachs International	3,312,693	3/18/16	2,204,127	2,180,515	23,612
BUY	SEK	Goldman Sachs International	1,612,626	3/18/16	188,000	188,470	470
SELL	SEK	Goldman Sachs International	14,379,350	3/18/16	1,690,000	1,680,533	9,467

							$2,560,332

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank	7,542,946	3/18/16	$5,479,724	$5,379,586	$(100,138)
SELL	AUD	JPMorgan Chase Bank	8,129,225	3/18/16	5,712,000	5,797,717	(85,717)
SELL	CAD	JPMorgan Chase Bank	4,672,681	3/18/16	3,319,000	3,453,588	(134,588)
BUY	EUR	Goldman Sachs International	4,182,217	3/18/16	4,552,000	4,551,835	(165)
SELL	EUR	Goldman Sachs International	677,872	3/18/16	730,000	737,781	(7,781)
BUY	GBP	JPMorgan Chase Bank	1,114,514	3/18/16	1,589,000	1,551,319	(37,681)
BUY	NOK	Goldman Sachs International	117,237,675	3/18/16	13,560,700	13,470,052	(90,648)
SELL	NZD	Goldman Sachs International	5,467,110	3/18/16	3,545,000	3,598,618	(53,618)
BUY	SEK	Goldman Sachs International	19,567,605	3/18/16	2,307,310	2,286,890	(20,420)

							$(530,756)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	51	$4,694,802	March - 2016	$227,907
BIST 30 Index (Long)	TRY	1,778	5,507,754	April - 2016	12,765
Bovespa Index (Long)	BRL	495	5,339,228	April - 2016	384,358
CAC 40 Index (Long)	EUR	134	6,277,588	March - 2016	292,602
FTSE 100 Index (Long)	GBP	68	5,664,842	March - 2016	141,336
IBEX Index (Long)	EUR	24	2,178,323	March - 2016	41,899
KOSPI Index (Long)	KRW	9	858,123	March - 2016	1,313
Mexican Bolsa Index (Long)	MXN	63	1,520,653	March - 2016	66,023
MSCI Singapore Index (Short)	SGD	30	642,412	March - 2016	849
NIFTY Index (Short)	USD	254	3,559,810	March - 2016	133,865
Russell 2000 Index (Short)	USD	88	9,078,960	March - 2016	493,351
S&P 500 E-Mini Index (Short)	USD	164	15,821,900	March - 2016	532,523
Australian SPI 200 Index (Short)	AUD	35	3,045,365	March - 2016	21,729
Topix Index (Short)	JPY	50	5,685,448	March - 2016	865,625

					$3,216,145

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	190	$17,878,763	March - 2016	$622,393
Canadian Treasury Bond 10 yr (Short)	CAD	117	12,242,195	June - 2016	46,350
U.K. Gilt 10 yr (Long)	GBP	84	14,253,156	June - 2016	5,553

					$674,296

					$3,890,441

Liability Derivatives
Equity Futures
DAX Index (Long)	EUR	1	$254,675	March - 2016	$(27,312)
FTSE JSE Top 40 Index (Long)	ZAR	50	1,374,187	March - 2016	(1,060)
FTSE MIB Index (Long)	EUR	73	6,896,645	March - 2016	(1,431,461)
Hang Seng China ENT Index (Long)	HKD	57	2,921,418	March - 2016	(103,562)
Hang Seng Index (Long)	HKD	57	7,003,482	March - 2016	(99,915)
MSCI Taiwan Index (Short)	USD	41	1,256,404	March - 2016	(3,885)
OMX Index (Short)	SEK	568	8,966,737	March - 2016	(269,874)
S&P TSX 60 Index (Short)	CAD	42	4,680,532	March - 2016	(30,854)

					$(1,967,923)

Interest Rate Futures
Euro Bund (Short)	EUR	72	$13,047,412	March - 2016	$(576,630)
Japanese Government Bond 10 yr (Short)	JPY	9	12,145,271	March - 2016	(271,238)
U.S. Treasury Note 10 yr (Long)	USD	7	913,609	June - 2016	(846)
U.S. Treasury Note 5 yr (Long)	USD	5	604,922	June - 2016	(1,150)

					$(849,864)

					$(2,817,787)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 2/29/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
9/20/16	USD	10,000,000	Goldman Sachs International	(1)	3-Month LIBOR	$235,303

(1)	Fund to receive notional amount multiplied by the rate of return of the iBoxx $ Liquid High Yield Index.

At February 29, 2016, the fund had cash collateral of $1,130,233 and other liquid securities with an aggregate value of $7,721,680 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$12,552,199	$—	$12,552,199
Non-U.S. Sovereign Debt	—	12,472,338	—	12,472,338
U.S. Corporate Bonds	—	75,813,576	—	75,813,576
Residential Mortgage-Backed Securities	—	4,495,182	—	4,495,182
Commercial Mortgage-Backed Securities	—	1,275,825	—	1,275,825
Asset-Backed Securities (including CDOs)	—	24,808,150	—	24,808,150
Foreign Bonds	—	62,203,296	—	62,203,296
Mutual Funds	947,972	—	—	947,972
Total Investments	$947,972	$193,620,566	$—	$194,568,538

Other Financial Instruments
Futures Contracts – Assets	$2,150,551	$1,739,890	$—	$3,890,441
Futures Contracts – Liabilities	(880,718)	(1,937,069)	—	(2,817,787)
Swap Agreements	—	235,303	—	235,303
Forward Foreign Currency Exchange Contracts	—	2,029,576	—	2,029,576

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$195,910,886
Gross unrealized appreciation	509,035
Gross unrealized depreciation	(1,851,383)
Net unrealized appreciation (depreciation)	$(1,342,348)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,733,691	54,930,059	(56,715,778)	947,972

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,261	$947,972

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2016, are as follows:

United States	53.1%
United Kingdom	14.7%
Australia	9.8%
France	7.3%
Netherlands	6.1%
Italy	3.8%
Hong Kong	3.5%
Canada	(4.2)%
Japan	(5.5)%
Other Countries	11.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

February 29, 2016

MFS® MANAGED WEALTH FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 90.8%
MFS Growth Fund - Class R5	218,368	$15,106,686
MFS Institutional International Equity Fund	793,503	14,973,407
MFS Value Fund - Class R5	477,210	15,036,883
Total Underlying Affiliated Funds		$45,116,976
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.4%
Russell 2000 Index - March 2016 @ $840	$28	$644
Russell 2000 Index - June 2016 @ $870	11	13,145
Russell 2000 Index - September 2016 @ $950	12	49,560
S&P 500 Index - March 2016 @ $1,750	14	3,262
S&P 500 Index - June 2016 @ $1,675	6	12,240
S&P 500 Index - September 2016 @ $1650	16	60,800
S&P 500 Index - December 2016 @ $1,550	12	49,800
Total Put Options Purchased		$189,451
Issuer	Shares/Par
Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	1,419,939	$1,419,939
Total Investments		$46,726,366
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Written - 0.0%
Ishares Iboxx High Yield Corporate Bond ETF - March 2016 @ $74	$(71)	$(568)
Ishares Iboxx High Yield Corporate Bond ETF - April 2016 @ $74	(142)	(4,118)
Total Put Options Written		$(4,686)

Other Assets, Less Liabilities - 6.0%		2,978,469
Net Assets - 100.0%		$49,704,835

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund

Derivative Contracts at 2/29/16

Futures Contracts at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini MSCI EAFE Index (Short)	USD	117	$9,038,250	March - 2016	$679,868
Russell 1000 Mini Growth Index (Short)	USD	100	9,394,000	March - 2016	380,041
Russell 1000 Mini Value Index (Short)	USD	102	9,261,600	March - 2016	326,430

					$1,386,339

At February 29, 2016, the fund had cash collateral of $1,183,150 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchance on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.

Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and written options. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$139,891	$49,560	$—	$189,451
Mutual Funds	46,536,915	—	—	46,536,915
Total Investments	$46,676,806	$49,560	$—	$46,726,366

Other Financial Instruments
Futures Contracts	$1,386,339			$1,386,339
Written Options	(4,686)			(4,686)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,354,460
Gross unrealized appreciation	15,849
Gross unrealized depreciation	(4,643,943)
Net unrealized appreciation (depreciation)	$(4,628,094)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	147,222	131,721	(60,575)	218,368
MFS Institutional International Equity Fund	477,871	526,779	(211,147)	793,503
MFS Institutional Money Market Portfolio	3,259,770	51,583,499	(53,423,330)	1,419,939
MFS Value Fund	308,967	310,096	(141,853)	477,210

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$(365,480)	$685,586	$—	$15,106,686
MFS Institutional International Equity Fund	(854,401)	—	324,414	14,973,407
MFS Institutional Money Market Portfolio	—	—	4,851	1,419,939
MFS Value Fund	(706,166)	671,475	302,842	15,036,883

	$(1,926,047)	$1,357,061	$632,107	$46,536,915

3

QUARTERLY REPORT

February 29, 2016

MFS®BLENDED RESEARCH® GROWTH EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.9%
Aerospace - 3.3%
Northrop Grumman Corp.	129	$24,796
Spirit AeroSystems Holdings, Inc., “A” (a)	253	11,638
Textron, Inc.	693	23,666
United Technologies Corp.	231	22,319

		$82,419
Airlines - 2.0%
Delta Air Lines, Inc.	470	$22,673
United Continental Holdings, Inc. (a)	489	28,000

		$50,673
Apparel Manufacturers - 1.8%
NIKE, Inc., “B”	731	$45,022

Automotive - 0.5%
Lear Corp.	113	$11,453

Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	77	$10,842
Biogen, Inc. (a)	59	15,306
Celgene Corp. (a)	438	44,164
Gilead Sciences, Inc.	640	55,840

		$126,152
Broadcasting - 0.7%
Walt Disney Co.	177	$16,907

Business Services - 6.4%
Accenture PLC, “A”	330	$33,086
Cognizant Technology Solutions Corp., “A” (a)	638	36,353
Fidelity National Information Services, Inc.	338	19,688
FleetCor Technologies, Inc. (a)	242	30,901
Global Payments, Inc.	443	27,001
Realogy Holdings Corp. (a)	365	11,669

		$158,698
Cable TV - 3.0%
Charter Communications, Inc., “A” (a)	80	$14,365
Comcast Corp., “A”	805	46,473
Time Warner Cable, Inc.	71	13,551

		$74,389
Chemicals - 2.5%
LyondellBasell Industries N.V., “A”	433	$34,731
Monsanto Co.	318	28,617

		$63,348
Computer Software - 4.2%
Adobe Systems, Inc. (a)	137	$11,666
Aspen Technology, Inc. (a)	542	17,870
Intuit, Inc.	342	33,051
Microsoft Corp.	577	29,358

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Salesforce.com, Inc. (a)	204	$13,821

		$105,766
Computer Software - Systems - 5.4%
Apple, Inc.	1,313	$126,954
Ingram Micro, Inc., “A”	254	9,093

		$136,047
Construction - 2.0%
Owens Corning	466	$20,001
Sherwin-Williams Co.	107	28,944

		$48,945
Consumer Products - 1.0%
Estee Lauder Cos., Inc., “A”	262	$23,928

Consumer Services - 1.6%
Priceline Group, Inc. (a)	31	$39,221

Electronics - 1.3%
Broadcom Corp.	250	$33,492

Energy - Independent - 0.4%
Marathon Petroleum Corp.	285	$9,761

Food & Beverages - 6.1%
Archer Daniels Midland Co.	739	$25,835
Bunge Ltd.	300	14,916
Coca-Cola Co.	460	19,840
General Mills, Inc.	444	26,129
Mondelez International, Inc.	301	12,200
PepsiCo, Inc.	95	9,293
Tyson Foods, Inc., “A”	667	43,188

		$151,401
Food & Drug Stores - 1.8%
CVS Health Corp.	453	$44,018

Gaming & Lodging - 1.8%
Carnival Corp.	549	$26,330
Norwegian Cruise Line Holdings Ltd. (a)	389	19,112

		$45,442
General Merchandise - 1.1%
Target Corp.	353	$27,693

Health Maintenance Organizations - 0.8%
Molina Healthcare, Inc. (a)	335	$20,783

Insurance - 1.4%
MetLife, Inc.	281	$11,116
Prudential Financial, Inc.	355	23,462

		$34,578
Internet - 7.1%
Alphabet, Inc., “A” (a)	56	$40,164
Alphabet, Inc., “C” (a)	71	49,542

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Facebook, Inc., “A” (a)	812	$86,819

		$176,525
Leisure & Toys - 2.2%
Activision Blizzard, Inc.	678	$21,472
Electronic Arts, Inc. (a)	535	34,368

		$55,840
Machinery & Tools - 1.7%
Roper Technologies, Inc.	173	$29,052
United Rentals, Inc. (a)	256	13,202

		$42,254
Major Banks - 0.9%
JPMorgan Chase & Co.	410	$23,083

Medical & Health Technology & Services - 2.0%
Community Health Systems, Inc. (a)	524	$7,923
HCA Holdings, Inc. (a)	414	28,653
McKesson Corp.	84	13,072

		$49,648
Medical Equipment - 2.6%
Hologic, Inc. (a)	747	$25,869
Steris PLC	143	9,198
Thermo Fisher Scientific, Inc.	234	30,230

		$65,297
Network & Telecom - 0.7%
Cisco Systems, Inc.	627	$16,415

Oil Services - 0.6%
Cameron International Corp. (a)	248	$16,259

Other Banks & Diversified Financials - 2.1%
Discover Financial Services	490	$22,746
Visa, Inc., “A”	420	30,404

		$53,150
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	807	$49,978
Eli Lilly & Co.	553	39,816
Merck & Co., Inc.	519	26,059

		$115,853
Railroad & Shipping - 0.4%
Union Pacific Corp.	112	$8,832

Real Estate - 1.1%
Extra Space Storage, Inc., REIT	329	$27,027

Restaurants - 3.3%
Brinker International, Inc.	567	$28,237
Domino’s Pizza, Inc.	168	22,351
YUM! Brands, Inc.	434	31,452

		$82,040

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 8.9%
Amazon.com, Inc. (a)	147	$81,220
American Eagle Outfitters, Inc.	1,802	27,498
AutoZone, Inc. (a)	58	44,925
Best Buy Co., Inc.	806	26,106
GameStop Corp., “A”	438	13,499
Home Depot, Inc.	114	14,150
Ross Stores, Inc.	281	15,449

		$222,847
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	189	$17,426

Telephone Services - 1.9%
Verizon Communications, Inc.	934	$47,382

Tobacco - 2.8%
Altria Group, Inc.	488	$30,046
Philip Morris International, Inc.	438	39,871

		$69,917
Trucking - 0.8%
FedEx Corp.	145	$19,848

Utilities - Electric Power - 0.4%
AES Corp.	1,068	$10,466
Total Common Stocks		$2,470,245

Money Market Funds - 10.7%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	266,919	$266,919
Total Investments		$2,737,164

Other Assets, Less Liabilities - (9.6)%		(239,368)
Net Assets - 100.0%		$2,497,796

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,470,245	$—	$—	$2,470,245
Mutual Funds	266,919	—	—	266,919
Total Investments	$2,737,164	$—	$—	$2,737,164

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,823,799
Gross unrealized appreciation	82,738
Gross unrealized depreciation	(169,373)
Net unrealized appreciation (depreciation)	$(86,635)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	481,646	(214,727)	266,919

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$76	$266,919

6

QUARTERLY REPORT

February 29, 2016

MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.1%
Aerospace - 0.6%
Ducommun, Inc. (a)	661	$9,505
Moog, Inc., “A” (a)	100	4,318

		$13,823
Airlines - 1.6%
Hawaiian Holdings, Inc. (a)	458	$19,705
SkyWest, Inc.	1,039	18,754

		$38,459
Apparel Manufacturers - 2.0%
Sequential Brands Group, Inc. (a)	4,055	$28,263
Tumi Holdings, Inc. (a)	994	19,632

		$47,895
Automotive - 0.4%
Cooper Tire & Rubber Co.	71	$2,790
Gentex Corp.	416	6,057

		$8,847
Biotechnology - 3.0%
Acorda Therapeutics, Inc. (a)	419	$13,705
Alder Biopharmaceuticals, Inc. (a)	966	18,344
MiMedx Group, Inc. (a)	3,174	26,122
Myriad Genetics, Inc. (a)	416	14,560

		$72,731
Brokerage & Asset Managers - 0.4%
Interactive Brokers Group, Inc.	243	$8,303
Investment Technology Group, Inc.	120	2,198

		$10,501
Business Services - 5.1%
Barrett Business Services, Inc.	381	$13,312
Forrester Research, Inc.	904	28,132
RE/MAX Holdings, Inc., “A”	1,047	33,567
Resources Connection, Inc.	2,320	32,178
Travelport Worldwide Ltd.	587	7,619
Univar, Inc. (a)	494	7,771

		$122,579
Chemicals - 0.1%
Huntsman Corp.	303	$3,291

Computer Software - 3.8%
Aspen Technology, Inc. (a)	799	$26,343
Cornerstone OnDemand, Inc. (a)	396	11,405
Gigamon, Inc. (a)	755	20,664
Manhattan Associates, Inc. (a)	111	6,134
Qlik Technologies, Inc. (a)	1,198	27,818

		$92,364
Computer Software - Systems - 7.2%
Cvent, Inc. (a)	865	$16,893
EPAM Systems, Inc. (a)	467	31,933

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Fleetmatics Group PLC (a)	690	$24,916
Ingram Micro, Inc., “A”	1,086	38,879
NCR Corp. (a)	102	2,383
Paylocity Holding Corp. (a)	1,096	32,464
SciQuest, Inc. (a)	1,267	15,394
Vantiv, Inc., “A” (a)	195	10,148

		$173,010
Construction - 3.4%
Interface, Inc.	1,724	$27,412
Lennox International, Inc.	271	35,016
Patrick Industries, Inc. (a)	61	2,696
Pool Corp.	206	16,536

		$81,660
Consumer Products - 0.4%
USANA Health Sciences, Inc. (a)	77	$8,679

Consumer Services - 2.2%
ABM Industries, Inc.	218	$6,845
Capella Education Co.	108	4,994
Carriage Services, Inc.	1,377	28,380
K12, Inc. (a)	385	3,769
Servicemaster Global Holdings, Inc. (a)	259	9,824

		$53,812
Containers - 0.4%
Graphic Packaging Holding Co.	187	$2,306
Owens-Illinois, Inc. (a)	466	6,971

		$9,277
Electrical Equipment - 1.4%
TriMas Corp. (a)	1,831	$30,285
WESCO International, Inc. (a)	88	3,876

		$34,161
Electronics - 3.9%
Cree, Inc. (a)	218	$6,919
Jabil Circuit, Inc.	852	17,764
Sanmina Corp. (a)	827	17,036
Sigma Designs, Inc. (a)	1,955	13,450
Tessera Technologies, Inc.	415	12,234
Ultratech, Inc. (a)	1,088	22,065
Vishay Intertechnology, Inc.	374	4,428

		$93,896
Energy - Independent - 2.4%
Alon USA Energy, Inc.	841	$8,292
Memorial Resource Development Corp. (a)	489	4,729
PBF Energy, Inc., “A”	536	16,187
PDC Energy, Inc. (a)	588	29,465

		$58,673
Engineering - Construction - 0.5%
MasTec, Inc. (a)	683	$11,597

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 2.8%
Dean Foods Co.	1,293	$24,942
Sanderson Farms, Inc.	122	11,134
Snyders-Lance, Inc.	423	13,836
TreeHouse Foods, Inc. (a)	212	17,897

		$67,809
Food & Drug Stores - 0.4%
SUPERVALU, Inc. (a)	1,882	$9,617

Forest & Paper Products - 0.2%
Domtar Corp.	129	$4,540

Gaming & Lodging - 1.0%
Isle of Capri Casinos, Inc. (a)	1,023	$11,611
Penn National Gaming, Inc. (a)	864	11,958

		$23,569
Health Maintenance Organizations - 1.4%
Centene Corp. (a)	303	$17,259
Molina Healthcare, Inc. (a)	255	15,820

		$33,079
Insurance - 3.4%
Federated National Holding Co., “C”	105	$2,510
Hanover Insurance Group, Inc.	35	2,903
HCI Group, Inc.	424	14,899
Heritage Insurance Holdings, Inc.	631	12,317
Maiden Holdings Ltd.	140	1,676
Safety Insurance Group, Inc.	236	13,053
Third Point Reinsurance Ltd. (a)	877	9,691
Validus Holdings Ltd.	569	25,554

		$82,603
Internet - 0.1%
DHI Group, Inc. (a)	209	$1,626
Web.Com Group, Inc. (a)	108	1,960

		$3,586
Leisure & Toys - 0.6%
Nautilus, Inc. (a)	874	$14,762

Machinery & Tools - 5.7%
Allison Transmission Holdings, Inc.	778	$18,423
Columbus McKinnon Corp.	915	12,673
Greenbrier Cos., Inc.	302	7,686
Herman Miller, Inc.	203	5,296
HNI Corp.	659	22,281
IPG Photonics Corp. (a)	351	28,943
Kadant, Inc.	30	1,145
Park-Ohio Holdings Corp.	387	11,378
Regal Beloit Corp.	166	9,060
SPX FLOW, Inc. (a)	661	12,381
Titan International, Inc.	1,901	9,638

		$138,904

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.3%
Albany Molecular Research, Inc. (a)	537	$7,915

Medical Equipment - 5.5%
Analogic Corp.	73	$5,474
Insulet Corp. (a)	220	6,741
Masimo Corp. (a)	493	18,655
NxStage Medical, Inc. (a)	1,140	16,986
OraSure Technologies, Inc. (a)	5,571	37,381
Orthofix International N.V. (a)	75	2,881
Steris PLC	182	11,706
Symmetry Surgical, Inc. (a)	212	2,022
VWR Corp. (a)	1,322	32,257

		$134,103
Metals & Mining - 1.1%
Olympic Steel, Inc.	1,114	$11,942
Schnitzer Steel Industries, Inc., “A”	1,016	14,874

		$26,816
Network & Telecom - 2.3%
Ixia (a)	2,882	$32,884
NeuStar, Inc., “A” (a)	626	15,569
Voxx International Corp. (a)	1,710	6,823

		$55,276
Oil Services - 0.2%
Frank’s International N.V.	305	$4,236

Other Banks & Diversified Financials - 11.1%
Altisource Portfolio Solutions S.A. (a)	520	$13,915
Assured Guaranty Ltd.	62	1,538
BancorpSouth, Inc.	1,494	29,760
Berkshire Hills Bancorp, Inc.	274	7,075
BofI Holding, Inc. (a)	764	14,157
Brookline Bancorp, Inc.	631	6,632
Cash America International, Inc.	203	6,839
Cathay General Bancorp, Inc.	935	24,955
East West Bancorp, Inc.	825	24,725
Encore Capital Group, Inc. (a)	257	5,975
First Interstate BancSystem, Inc.	990	26,532
Nelnet, Inc., “A”	362	13,611
OneMain Holdings, Inc. (a)	574	12,955
PacWest Bancorp	409	13,162
Popular, Inc.	458	12,137
PrivateBancorp, Inc.	875	30,065
Regional Management Corp. (a)	869	13,296
Western Alliance Bancorp. (a)	371	11,026

		$268,355
Pharmaceuticals - 2.2%
Amphastar Pharmaceuticals, Inc. (a)	1,156	$12,173
Catalent, Inc. (a)	604	14,659
Sucampo Pharmaceuticals, Inc. (a)	1,016	13,360
TherapeuticsMD, Inc. (a)	2,197	13,424

		$53,616

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.5%
R.R. Donnelley & Sons Co.	844	$12,812

Real Estate - 9.3%
Ashford Hospitality Prime, REIT	1,091	$10,725
Ashford Hospitality Trust, REIT	1,815	10,037
Corporate Office Properties Trust, REIT	241	5,639
Equity Commonwealth, REIT (a)	219	5,832
Gaming and Leisure Properties, Inc., REIT	401	10,502
Gramercy Property Trust, Inc., REIT	3,311	24,998
Hospitality Properties Trust, REIT	483	11,727
Mack-Cali Realty Corp., REIT	428	8,517
Medical Properties Trust, Inc., REIT	2,786	32,234
Mid-America Apartment Communities, Inc., REIT	321	28,871
New Residential Investment Corp., REIT	1,176	13,771
Ryman Hospitality Properties, Inc., REIT	133	6,367
Sovran Self Storage, Inc., REIT	53	5,641
Store Capital Corp., REIT	1,313	31,709
Tanger Factory Outlet Centers, Inc., REIT	535	17,163

		$223,733
Restaurants - 2.1%
Brinker International, Inc.	298	$14,840
Carrols Restaurant Group, Inc. (a)	600	7,962
Chuy’s Holdings, Inc. (a)	820	26,273
Ruby Tuesday, Inc. (a)	519	2,746

		$51,821
Specialty Chemicals - 1.4%
A. Schulman, Inc.	303	$7,481
Pacific Ethanol, Inc. (a)	1,823	7,183
Trinseo S.A. (a)	618	18,423

		$33,087
Specialty Stores - 3.2%
American Eagle Outfitters, Inc.	2,193	$33,465
Build-A-Bear Workshop, Inc. (a)	428	6,112
Express, Inc. (a)	1,020	17,575
Urban Outfitters, Inc. (a)	788	20,874

		$78,026
Telephone Services - 1.3%
Inteliquent, Inc.	893	$15,199
Shenandoah Telecommunications Co.	653	15,776

		$30,975
Utilities - Electric Power - 2.5%
NRG Energy, Inc.	2,535	$27,327
PNM Resources, Inc.	796	25,408
Portland General Electric Co.	193	7,344

		$60,079
Utilities - Water - 0.7%
American States Water Co.	393	$16,667
Total Common Stocks		$2,371,241

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	122,616	$122,616
Total Investments		$2,493,857

Other Assets, Less Liabilities - (3.2)%		(76,915)
Net Assets - 100.0%		$2,416,942

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,371,241	$—	$—	$2,371,241
Mutual Funds	122,616	—	—	122,616
Total Investments	$2,493,857	$—	$—	$2,493,857

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,674,956
Gross unrealized appreciation	96,965
Gross unrealized depreciation	(278,064)
Net unrealized appreciation (depreciation)	$(181,099)

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	436,410	(313,794)	122,616

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$64	$122,616

8

QUARTERLY REPORT

February 29, 2016

MFS® BLENDED RESEARCH® VALUE EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.0%
Aerospace - 3.7%
General Dynamics Corp.	121	$16,489
Northrop Grumman Corp.	245	47,094
Textron, Inc.	466	15,914
United Technologies Corp.	232	22,416

		$101,913
Airlines - 0.7%
Delta Air Lines, Inc.	420	$20,261

Automotive - 1.7%
Goodyear Tire & Rubber Co.	971	$29,247
Lear Corp.	166	16,824

		$46,071
Biotechnology - 0.6%
Gilead Sciences, Inc.	173	$15,094

Business Services - 2.3%
Cognizant Technology Solutions Corp., “A” (a)	205	$11,681
Global Payments, Inc.	439	26,757
Realogy Holdings Corp. (a)	811	25,928

		$64,366
Cable TV - 1.1%
Comcast Corp., “A”	542	$31,290

Chemicals - 1.3%
LyondellBasell Industries N.V., “A”	427	$34,250

Computer Software - 0.6%
Microsoft Corp.	298	$15,162

Computer Software - Systems - 2.1%
EMC Corp.	1,685	$44,029
NetApp, Inc.	554	13,761

		$57,790
Construction - 0.3%
Owens Corning	165	$7,082

Consumer Products - 2.8%
Newell Rubbermaid, Inc.	461	$17,523
Procter & Gamble Co.	738	59,254

		$76,777
Consumer Services - 0.8%
Priceline Group, Inc. (a)	18	$22,774

Containers - 1.3%
Crown Holdings, Inc. (a)	361	$16,913
Graphic Packaging Holding Co.	1,467	18,088

		$35,001

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.9%
Danaher Corp.	252	$22,496
General Electric Co.	1,933	56,328

		$78,824
Electronics - 2.0%
Broadcom Corp.	200	$26,794
Intel Corp.	946	27,992

		$54,786
Energy - Independent - 7.3%
Anadarko Petroleum Corp.	413	$15,673
California Resources Corp.	56	32
EOG Resources, Inc.	300	19,422
Hess Corp.	470	20,492
Marathon Petroleum Corp.	688	23,564
Noble Energy, Inc.	841	24,810
Occidental Petroleum Corp.	601	41,361
Valero Energy Corp.	681	40,914
WPX Energy, Inc. (a)	3,721	15,293

		$201,561
Energy - Integrated - 2.8%
Chevron Corp.	183	$15,270
Exxon Mobil Corp.	775	62,116

		$77,386
Food & Beverages - 2.9%
Archer Daniels Midland Co.	941	$32,897
Tyson Foods, Inc., “A”	737	47,721

		$80,618
Gaming & Lodging - 1.0%
Royal Caribbean Cruises Ltd.	371	$27,591

General Merchandise - 1.3%
Target Corp.	463	$36,322

Health Maintenance Organizations - 0.5%
Molina Healthcare, Inc. (a)	241	$14,952

Insurance - 6.3%
American International Group, Inc.	554	$27,811
Berkshire Hathaway, Inc., “B” (a)	228	30,591
MetLife, Inc.	1,017	40,233
Prudential Financial, Inc.	511	33,772
Validus Holdings Ltd.	916	41,138

		$173,545
Leisure & Toys - 2.1%
Activision Blizzard, Inc.	900	$28,503
Electronic Arts, Inc. (a)	274	17,602
Take-Two Interactive Software, Inc. (a)	314	11,301

		$57,406

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.6%
Cummins, Inc.	319	$31,125
IPG Photonics Corp. (a)	157	12,946

		$44,071
Major Banks - 10.6%
Bank of America Corp.	1,159	$14,511
Goldman Sachs Group, Inc.	323	48,298
JPMorgan Chase & Co.	1,701	95,766
PNC Financial Services Group, Inc.	477	38,785
Wells Fargo & Co.	2,023	94,919

		$292,279
Medical & Health Technology & Services - 1.3%
Community Health Systems, Inc. (a)	856	$12,943
HCA Holdings, Inc. (a)	343	23,739

		$36,682
Medical Equipment - 4.0%
Abbott Laboratories	988	$38,275
Stryker Corp.	279	27,867
Thermo Fisher Scientific, Inc.	348	44,958

		$111,100
Natural Gas - Distribution - 0.7%
Sempra Energy	201	$19,399

Network & Telecom - 2.6%
Cisco Systems, Inc.	2,737	$71,655

Oil Services - 1.7%
Halliburton Co.	1,169	$37,735
Schlumberger Ltd.	107	7,674

		$45,409
Other Banks & Diversified Financials - 4.6%
Assured Guaranty Ltd.	633	$15,705
Citigroup, Inc.	1,046	40,637
Discover Financial Services	809	37,554
Fifth Third Bancorp	2,159	32,946

		$126,842
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	445	$27,559
Johnson & Johnson	417	43,873
Merck & Co., Inc.	1,223	61,407
Pfizer, Inc.	764	22,668

		$155,507
Pollution Control - 0.2%
Republic Services, Inc.	123	$5,621

Railroad & Shipping - 0.6%
Union Pacific Corp.	196	$15,457

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 4.0%
Mid-America Apartment Communities, Inc., REIT	391	$35,167
New Residential Investment Corp., REIT	1,255	14,696
Public Storage, Inc., REIT	161	40,168
WP GLIMCHER, Inc., REIT	2,269	19,604

		$109,635
Specialty Stores - 2.5%
American Eagle Outfitters, Inc.	1,392	$21,237
AutoZone, Inc. (a)	48	37,179
Best Buy Co., Inc.	307	9,944

		$68,360
Telephone Services - 2.2%
AT&T, Inc.	716	$26,456
Verizon Communications, Inc.	647	32,822

		$59,278
Tobacco - 0.9%
Altria Group, Inc.	402	$24,751

Utilities - Electric Power - 6.4%
AES Corp.	2,516	$24,657
American Electric Power Co., Inc.	665	41,064
Exelon Corp.	1,652	52,021
NRG Energy, Inc.	1,145	12,343
PPL Corp.	1,282	44,857

		$174,942
Total Common Stocks		$2,691,810

Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	126,878	$126,878
Total Investments		$2,818,688

Other Assets, Less Liabilities - (2.6)%		(71,825)
Net Assets - 100.0%		$2,746,863

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,691,810	$—	$—	$2,691,810
Mutual Funds	126,878	—	—	126,878
Total Investments	$2,818,688	$—	$—	$2,818,688

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,950,552
Gross unrealized appreciation	97,597
Gross unrealized depreciation	(229,461)
Net unrealized appreciation (depreciation)	$(131,864)

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	800,207	(673,329)	126,878

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$75	$126,878

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.